UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA LARGE CAP GROWTH FUND

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Large Cap Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	30
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Growth Fund (the Fund) Class A shares returned 9.28% excluding sales charges for the six-month period that ended January 31, 2015.

>  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 6.34% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		9.28	16.25	16.24	8.11
Including sales charges		2.98	9.57	14.87	7.47
Class B	11/01/98
Excluding sales charges		8.85	15.39	15.36	7.30
Including sales charges		4.06	10.39	15.13	7.30
Class C	11/18/02
Excluding sales charges		8.88	15.42	15.37	7.29
Including sales charges		7.92	14.42	15.37	7.29
Class E*	09/22/06
Excluding sales charges		9.22	16.14	16.12	8.00
Including sales charges		4.32	10.90	15.05	7.51
Class F*	09/22/06
Excluding sales charges		8.89	15.43	15.37	7.30
Including sales charges		4.09	10.43	15.15	7.30
Class I*	09/27/10	9.50	16.74	16.73	8.47
Class K*	03/07/11	9.37	16.46	16.42	8.26
Class R*	09/27/10	9.13	16.00	15.95	7.80
Class R4*	11/08/12	9.40	16.63	16.54	8.38
Class R5*	03/07/11	9.51	16.73	16.68	8.45
Class T	12/14/90
Excluding sales charges		9.27	16.22	16.17	8.06
Including sales charges		2.99	9.52	14.81	7.42
Class W*	09/27/10	9.26	16.33	16.28	8.15
Class Y*	07/15/09	9.53	16.78	16.76	8.49
Class Z	12/14/90	9.41	16.55	16.53	8.37
Russell 1000 Growth Index		6.34	14.59	16.49	8.69

Returns for Class A and T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class E are shown with and without the maximum sales charge of 4.50%. Returns for Class B and Class F are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

Columbia Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2015)
Apple, Inc.	6.4
Comcast Corp., Class A	2.8
Lowe's Companies, Inc.	2.7
Celgene Corp.	2.6
Electronic Arts, Inc.	2.4
Visa, Inc., Class A	2.4
Facebook, Inc., Class A	2.2
Amazon.com, Inc.	2.1
Google, Inc., Class A	2.0
Google, Inc., Class C	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2015)
Common Stocks	95.9
Consumer Discretionary	15.8
Consumer Staples	7.9
Energy	4.3
Financials	5.9
Health Care	18.3
Industrials	11.1
Information Technology	29.8
Materials	2.1
Telecommunication Services	0.7
Money Market Funds	4.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA

Tchintcia Barros, CFA*

*Effective February 11, 2015, Tchintcia Barros was added as a Portfolio Manager to the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

Columbia Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,092.80	1,019.45	5.88	5.67	1.12
Class B	1,000.00	1,000.00	1,088.50	1,015.69	9.79	9.45	1.87
Class C	1,000.00	1,000.00	1,088.80	1,015.69	9.79	9.45	1.87
Class E	1,000.00	1,000.00	1,092.20	1,018.95	6.40	6.17	1.22
Class F	1,000.00	1,000.00	1,088.90	1,015.69	9.79	9.45	1.87
Class I	1,000.00	1,000.00	1,095.00	1,021.61	3.62	3.50	0.69
Class K	1,000.00	1,000.00	1,093.70	1,020.10	5.20	5.01	0.99
Class R	1,000.00	1,000.00	1,091.30	1,018.20	7.18	6.93	1.37
Class R4	1,000.00	1,000.00	1,094.00	1,020.71	4.57	4.41	0.87
Class R5	1,000.00	1,000.00	1,095.10	1,021.31	3.94	3.80	0.75
Class T	1,000.00	1,000.00	1,092.70	1,019.30	6.03	5.82	1.15
Class W	1,000.00	1,000.00	1,092.60	1,019.45	5.88	5.67	1.12
Class Y	1,000.00	1,000.00	1,095.30	1,021.66	3.57	3.45	0.68
Class Z	1,000.00	1,000.00	1,094.10	1,020.71	4.57	4.41	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

Columbia Large Cap Growth Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.8%

Issuer	Shares	Value ($)
Consumer Discretionary 16.0%
Auto Components 0.7%
Delphi Automotive PLC	309,700	21,285,681
Hotels, Restaurants & Leisure 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	683,100	49,162,707
Internet & Catalog Retail 3.2%
Amazon.com, Inc.(a)	180,885	64,129,159
Priceline Group, Inc. (The)(a)	35,800	36,139,384
Total		100,268,543
Media 4.1%
Comcast Corp., Class A	1,588,800	84,436,776
DISH Network Corp., Class A(a)	660,200	46,445,070
Total		130,881,846
Multiline Retail 0.7%
Hudson's Bay Co.	1,153,472	21,259,396
Specialty Retail 2.6%
Lowe's Companies, Inc.	1,223,200	82,884,032
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	335,800	37,401,404
VF Corp.	876,700	60,816,679
Total		98,218,083
Total Consumer Discretionary		503,960,288
Consumer Staples 8.0%
Beverages 2.1%
Coca-Cola Enterprises, Inc.	682,300	28,724,830
Dr. Pepper Snapple Group, Inc.	470,100	36,324,627
Total		65,049,457
Food & Staples Retailing 3.5%
CVS Health Corp.	534,600	52,476,336
Kroger Co. (The)	843,900	58,271,295
Total		110,747,631
Food Products 2.4%
Mead Johnson Nutrition Co.	596,800	58,778,832
WhiteWave Foods Co. (The), Class A(a)	533,800	17,599,386
Total		76,378,218
Total Consumer Staples		252,175,306

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 4.4%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	578,000	47,621,420
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	510,300	41,717,025
EOG Resources, Inc.	239,600	21,331,588
Kinder Morgan, Inc.	678,201	27,840,151
Total		90,888,764
Total Energy		138,510,184
Financials 5.9%
Banks 1.4%
Fifth Third Bancorp	851,400	14,729,220
Wells Fargo & Co.	593,500	30,814,520
Total		45,543,740
Capital Markets 3.3%
BlackRock, Inc.	69,600	23,699,496
Goldman Sachs Group, Inc. (The)	129,900	22,396,059
Invesco Ltd.	969,500	35,609,735
TD Ameritrade Holding Corp.	707,300	22,909,447
Total		104,614,737
Real Estate Investment Trusts (REITs) 1.2%
Simon Property Group, Inc.	186,000	36,950,760
Total Financials		187,109,237
Health Care 18.5%
Biotechnology 9.5%
Alkermes PLC(a)	293,600	21,212,600
Biogen Idec, Inc.(a)	124,900	48,606,084
BioMarin Pharmaceutical, Inc.(a)	274,500	26,670,420
Bluebird Bio, Inc.(a)	106,200	9,867,042
Celgene Corp.(a)	664,000	79,122,240
Clovis Oncology, Inc.(a)	145,300	9,472,107
Incyte Corp.(a)	288,600	23,004,306
Juno Therapeutics, Inc.(a)	141,100	6,032,025
Pharmacyclics, Inc.(a)	144,795	24,434,156
Receptos, Inc.(a)	88,600	9,761,062
Regulus Therapeutics, Inc.(a)	367,100	7,029,965
Vertex Pharmaceuticals, Inc.(a)	327,500	36,070,850
Total		301,282,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Align Technology, Inc.(a)	212,800	11,289,040
Medtronic PLC	566,879	40,475,118
Zimmer Holdings, Inc.	393,000	44,055,300
Total		95,819,458
Health Care Providers & Services 4.1%
Express Scripts Holding Co.(a)	544,000	43,906,240
Laboratory Corp. of America Holdings(a)	221,300	25,400,814
McKesson Corp.	278,800	59,286,820
Total		128,593,874
Pharmaceuticals 1.9%
Actavis PLC(a)	222,200	59,225,188
Total Health Care		584,921,377
Industrials 11.2%
Aerospace & Defense 3.7%
Honeywell International, Inc.	574,800	56,192,448
Northrop Grumman Corp.	388,200	60,927,990
Total		117,120,438
Commercial Services & Supplies 0.9%
Tyco International PLC	677,600	27,652,856
Electrical Equipment 0.9%
Rockwell Automation, Inc.	252,900	27,545,868
Industrial Conglomerates 0.8%
Carlisle Companies, Inc.	271,778	24,373,051
Machinery 4.3%
Ingersoll-Rand PLC	769,200	51,074,880
Pall Corp.	490,300	47,441,428
Snap-On, Inc.	293,800	38,990,198
Total		137,506,506
Road & Rail 0.6%
Kansas City Southern	191,700	21,104,253
Total Industrials		355,302,972
Information Technology 30.0%
Communications Equipment 1.1%
Palo Alto Networks, Inc.(a)	262,600	33,190,014
Internet Software & Services 7.6%
Alibaba Group Holding Ltd., ADR(a)	235,400	20,969,432
Facebook, Inc., Class A(a)	867,400	65,844,334

Common Stocks (continued)

Issuer	Shares	Value ($)
Google, Inc., Class A(a)	115,456	62,063,373
Google, Inc., Class C(a)	115,656	61,820,445
LinkedIn Corp., Class A(a)	137,700	30,946,698
Total		241,644,282
IT Services 2.3%
Visa, Inc., Class A	286,300	72,980,733
Semiconductors & Semiconductor Equipment 4.6%
Avago Technologies Ltd.	429,200	44,156,096
Broadcom Corp., Class A	852,600	36,180,081
KLA-Tencor Corp.	280,100	17,217,747
NXP Semiconductors NV(a)	365,474	28,996,707
Qorvo, Inc.(a)	264,700	19,553,389
Total		146,104,020
Software 8.2%
Electronic Arts, Inc.(a)	1,363,900	74,823,554
Microsoft Corp.	1,155,900	46,698,360
Red Hat, Inc.(a)	843,800	53,826,002
salesforce.com, Inc.(a)	907,100	51,205,795
ServiceNow, Inc.(a)	427,000	31,128,300
Total		257,682,011
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	1,666,262	195,219,256
Total Information Technology		946,820,316
Materials 2.1%
Chemicals 2.1%
Eastman Chemical Co.	373,300	26,463,237
Monsanto Co.	350,900	41,399,182
Total		67,862,419
Total Materials		67,862,419
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	469,000	21,437,990
Total Telecommunication Services		21,437,990
Total Common Stocks (Cost: $2,362,005,807)		3,058,100,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Money Market Funds 4.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	131,829,768	131,829,768
Total Money Market Funds (Cost: $131,829,768)		131,829,768
Total Investments (Cost: $2,493,835,575)		3,189,929,857
Other Assets & Liabilities, Net		(30,348,340)
Net Assets		3,159,581,517

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at January 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,697,171	438,363,112	(378,230,515)	131,829,768	28,389	131,829,768

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	503,960,288	—	—	503,960,288
Consumer Staples	252,175,306	—	—	252,175,306
Energy	138,510,184	—	—	138,510,184
Financials	187,109,237	—	—	187,109,237
Health Care	584,921,377	—	—	584,921,377
Industrials	355,302,972	—	—	355,302,972
Information Technology	946,820,316	—	—	946,820,316
Materials	67,862,419	—	—	67,862,419
Telecommunication Services	21,437,990	—	—	21,437,990
Total Equity Securities	3,058,100,089	—	—	3,058,100,089
Mutual Funds
Money Market Funds	131,829,768	—	—	131,829,768
Total Mutual Funds	131,829,768	—	—	131,829,768
Total	3,189,929,857	—	—	3,189,929,857

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,362,005,807)	$3,058,100,089
Affiliated issuers (identified cost $131,829,768)	131,829,768
Total investments (identified cost $2,493,835,575)	3,189,929,857
Receivable for:
Capital shares sold	1,233,642
Dividends	1,485,691
Prepaid expenses	16,374
Trustees' deferred compensation plan	222,804
Other assets	86,924
Total assets	3,192,975,292
Liabilities
Payable for:
Investments purchased	30,616,697
Capital shares purchased	1,972,353
Investment management fees	53,614
Distribution and/or service fees	16,304
Transfer agent fees	289,615
Administration fees	4,519
Plan administration fees	1
Compensation of board members	3,096
Chief compliance officer expenses	151
Other expenses	214,621
Trustees' deferred compensation plan	222,804
Total liabilities	33,393,775
Net assets applicable to outstanding capital stock	$3,159,581,517
Represented by
Paid-in capital	$2,368,862,669
Excess of distributions over net investment income	(208,453)
Accumulated net realized gain	94,833,019
Unrealized appreciation (depreciation) on:
Investments	696,094,282
Total — representing net assets applicable to outstanding capital stock	$3,159,581,517

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$1,657,879,934
Shares outstanding	49,309,956
Net asset value per share	$33.62
Maximum offering price per share(a)	$35.67
Class B
Net assets	$20,717,872
Shares outstanding	699,448
Net asset value per share	$29.62
Class C
Net assets	$68,610,654
Shares outstanding	2,314,149
Net asset value per share	$29.65
Class E
Net assets	$15,543,352
Shares outstanding	463,094
Net asset value per share	$33.56
Maximum offering price per share(b)	$35.14
Class F
Net assets	$811,615
Shares outstanding	27,405
Net asset value per share	$29.62
Class I
Net assets	$161,177,361
Shares outstanding	4,664,705
Net asset value per share	$34.55
Class K
Net assets	$189,854
Shares outstanding	5,505
Net asset value per share	$34.49
Class R
Net assets	$2,132,769
Shares outstanding	63,509
Net asset value per share	$33.58
Class R4
Net assets	$1,362,050
Shares outstanding	38,716
Net asset value per share	$35.18
Class R5
Net assets	$249,201
Shares outstanding	7,218
Net asset value per share(c)	$34.53

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class T
Net assets	$181,807,425
Shares outstanding	5,447,708
Net asset value per share	$33.37
Maximum offering price per share(a)	$35.41
Class W
Net assets	$134,108,985
Shares outstanding	3,981,786
Net asset value per share	$33.68
Class Y
Net assets	$2,570
Shares outstanding	74
Net asset value per share(c)	$34.57
Class Z
Net assets	$914,987,875
Shares outstanding	26,472,915
Net asset value per share	$34.56

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.50%.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia Large Cap Growth Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,748,594
Dividends — affiliated issuers	28,389
Interest	18
Foreign taxes withheld	(120,724)
Total income	23,656,277
Expenses:
Investment management fees	9,662,931
Distribution and/or service fees
Class A	2,044,387
Class B	113,740
Class C	331,071
Class E	27,332
Class F	4,071
Class R	4,981
Class T	253,180
Class W	164,426
Transfer agent fees
Class A	1,448,027
Class B	20,146
Class C	58,618
Class E	13,828
Class F	721
Class K	46
Class R	1,764
Class R4	830
Class R5	54
Class T	158,728
Class W	116,461
Class Z	808,822
Administration fees	816,230
Plan administration fees
Class K	232
Compensation of board members	44,258
Custodian fees	13,778
Printing and postage fees	174,689
Registration fees	95,094
Professional fees	57,147
Chief compliance officer expenses	795
Other	54,501
Total expenses	16,490,888
Net investment income	7,165,389
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	199,346,136
Foreign currency translations	22,092
Net realized gain	199,368,228
Net change in unrealized appreciation (depreciation) on:
Investments	72,382,860
Net change in unrealized appreciation	72,382,860
Net realized and unrealized gain	271,751,088
Net increase in net assets resulting from operations	$278,916,477

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$7,165,389	$7,741,896
Net realized gain	199,368,228	427,707,186
Net change in unrealized appreciation	72,382,860	16,831,090
Net increase in net assets resulting from operations	278,916,477	452,280,172
Distributions to shareholders
Net investment income
Class A	(4,224,173)	(3,609,523)
Class E	(25,566)	(21,998)
Class I	(1,053,123)	(1,344,313)
Class K	(688)	(731)
Class R	(422)	(138)
Class R4	(4,872)	(1,016)
Class R5	(1,227)	(230)
Class T	(380,969)	(322,002)
Class W	(339,410)	(224,236)
Class Y	(18)	(25,513)
Class Z	(4,420,825)	(4,017,823)
Net realized gains
Class A	(178,378,477)	(74,009,629)
Class B	(2,682,748)	(1,710,706)
Class C	(8,102,561)	(3,086,077)
Class E	(1,702,793)	(735,060)
Class F	(99,906)	(47,690)
Class I	(17,279,907)	(10,207,426)
Class K	(19,688)	(9,725)
Class R	(209,809)	(83,179)
Class R4	(107,449)	(10,809)
Class R5	(22,019)	(1,881)
Class T	(19,688,881)	(8,185,082)
Class W	(14,332,809)	(5,984,855)
Class Y	(297)	(193,721)
Class Z	(97,491,407)	(41,898,356)
Total distributions to shareholders	(350,570,044)	(155,731,719)
Increase (decrease) in net assets from capital stock activity	171,663,892	(36,287,987)
Increase from payment by affiliate (Note 6)	—	78,764
Total increase in net assets	100,010,325	260,339,230
Net assets at beginning of period	3,059,571,192	2,799,231,962
Net assets at end of period	$3,159,581,517	$3,059,571,192
Undistributed (excess of distributions over) net investment income	$(208,453)	$3,077,451

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	947,972	32,872,337	2,074,225	68,846,981
Distributions reinvested	5,129,835	172,465,037	2,291,356	73,437,969
Redemptions	(2,581,266)	(90,334,141)	(5,269,960)	(175,121,398)
Net increase (decrease)	3,496,541	115,003,233	(904,379)	(32,836,448)
Class B shares
Subscriptions	5,604	170,923	22,973	684,834
Distributions reinvested	88,438	2,622,192	57,861	1,666,977
Redemptions(a)	(175,670)	(5,377,594)	(506,141)	(15,051,027)
Net decrease	(81,628)	(2,584,479)	(425,307)	(12,699,216)
Class C shares
Subscriptions	240,714	7,324,894	350,479	10,436,656
Distributions reinvested	214,542	6,367,596	85,987	2,479,009
Redemptions	(186,331)	(5,745,743)	(261,698)	(7,818,208)
Net increase	268,925	7,946,747	174,768	5,097,457
Class E shares
Subscriptions(b)	1,682	56,649	8,415	279,337
Distributions reinvested	51,398	1,725,434	23,538	753,452
Redemptions	(35,139)	(1,216,903)	(62,973)	(2,076,447)
Net increase (decrease)	17,941	565,180	(31,020)	(1,043,658)
Class F shares
Subscriptions	2	50	2,013	60,115
Distributions reinvested	3,370	99,906	1,655	47,690
Redemptions(b)	(1,575)	(47,116)	(8,466)	(253,088)
Net increase (decrease)	1,797	52,840	(4,798)	(145,283)
Class I shares
Subscriptions	1,175	40,968	25,509	863,134
Distributions reinvested	530,921	18,332,686	352,049	11,550,733
Redemptions	(1,084,128)	(39,446,748)	(2,043,662)	(69,849,015)
Net decrease	(552,032)	(21,073,094)	(1,666,104)	(57,435,148)
Class K shares
Subscriptions	—	—	1	37
Distributions reinvested	581	20,193	284	9,328
Redemptions	(794)	(28,340)	(563)	(19,500)
Net decrease	(213)	(8,147)	(278)	(10,135)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R shares
Subscriptions	23,472	802,511	20,519	688,191
Distributions reinvested	3,652	122,670	1,293	41,423
Redemptions	(8,157)	(289,309)	(29,945)	(1,015,126)
Net increase (decrease)	18,967	635,872	(8,133)	(285,512)
Class R4 shares
Subscriptions	17,729	641,094	22,055	770,700
Distributions reinvested	3,186	112,015	350	11,659
Redemptions	(3,496)	(126,188)	(2,131)	(73,739)
Net increase	17,419	626,921	20,274	708,620
Class R5 shares
Subscriptions	1,047	36,100	4,838	167,746
Distributions reinvested	664	22,918	49	1,602
Redemptions	—	—	(515)	(18,000)
Net increase	1,711	59,018	4,372	151,348
Class T shares
Subscriptions	146,373	4,902,320	90,722	2,926,841
Distributions reinvested	447,540	14,934,411	198,349	6,315,433
Redemptions	(188,693)	(6,576,999)	(415,016)	(13,723,915)
Net increase (decrease)	405,220	13,259,732	(125,945)	(4,481,641)
Class W shares
Subscriptions	250,280	8,809,454	4,169,238	138,927,385
Distributions reinvested	435,627	14,671,906	193,544	6,208,888
Redemptions	(335,119)	(11,769,922)	(731,905)	(24,521,708)
Net increase	350,788	11,711,438	3,630,877	120,614,565
Class Y shares
Redemptions	—	—	(119,363)	(4,070,077)
Net decrease	—	—	(119,363)	(4,070,077)
Class Z shares
Subscriptions	1,072,766	37,924,711	1,347,061	46,062,582
Distributions reinvested	1,979,947	68,407,184	884,148	29,026,585
Redemptions	(1,690,558)	(60,863,264)	(3,672,110)	(124,942,026)
Net increase (decrease)	1,362,155	45,468,631	(1,440,901)	(49,852,859)
Total net increase (decrease)	5,307,591	171,663,892	(895,937)	(36,287,987)

(a) Includes conversions of Class B shares to Class A shares, if any.

(b) Includes conversions of Class F shares to Class E shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

Columbia Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$34.51		$31.25		$25.65		$20.84		$20.64		$18.77		$19.57
Income from investment operations:
Net investment income (loss)	0.07		0.06		0.11		0.02		(0.01)		0.04		0.07
Net realized and unrealized gain (loss)	3.13		4.90		5.55		4.82		0.25	(b)	1.92		(0.86)
Total from investment operations	3.20		4.96		5.66		4.84		0.24		1.96		(0.79)
Less distributions to shareholders:
Net investment income	(0.09)		(0.08)		(0.06)		(0.03)		(0.04)		(0.09)		(0.02)
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.09)		(1.70)		(0.06)		(0.03)		(0.04)		(0.09)		(0.02)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.01
Net asset value, end of period	$33.62		$34.51		$31.25		$25.65		$20.84		$20.64		$18.77
Total return	9.28%		16.29%		22.09%		23.22%		1.16%		10.48%		(3.97%)
Ratios to average net assets(d)
Total gross expenses	1.12	%(e)	1.14%		1.18%		1.16	%(e)	1.15	%(f)	1.10	%(f)	1.13	%(f)
Total net expenses(g)	1.12	%(e)	1.14	%(h)	1.18	%(h)	1.16	%(e)(h)	1.14	%(f)(i)	1.10	%(f)(h)	1.13	%(f)(h)
Net investment income (loss)	0.38	%(e)	0.18%		0.40%		0.10	%(e)	(0.06%)		0.19%		0.43%
Supplemental data
Net assets, end of period (in thousands)	$1,657,880		$1,581,112		$1,459,893		$1,316,211		$1,187,715		$148,455		$145,825
Portfolio turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$30.88		$28.25		$23.32		$19.04		$18.97		$17.30		$18.15
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.09)		(0.12)		(0.18)		(0.10)		(0.04)
Net realized and unrealized gain (loss)	2.80		4.42		5.02		4.40		0.25	(b)	1.77		(0.82)
Total from investment operations	2.74		4.25		4.93		4.28		0.07		1.67		(0.86)
Less distributions to shareholders:
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.00)		(1.62)		—		—		—		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.01
Net asset value, end of period	$29.62		$30.88		$28.25		$23.32		$19.04		$18.97		$17.30
Total return	8.85%		15.46%		21.14%		22.48%		0.37%		9.65%		(4.68%)
Ratios to average net assets(d)
Total gross expenses	1.87	%(e)	1.89%		1.93%		1.91	%(e)	1.90	%(f)	1.85	%(f)	1.88	%(f)
Total net expenses(g)	1.87	%(e)	1.89	%(h)	1.93	%(h)	1.91	%(e)(h)	1.89	%(f)(i)	1.85	%(f)(h)	1.88	%(f)(h)
Net investment loss	(0.36	%)(e)	(0.56%)		(0.34%)		(0.64	%)(e)	(0.82%)		(0.56%)		(0.30%)
Supplemental data
Net assets, end of period (in thousands)	$20,718		$24,117		$34,085		$39,046		$49,290		$14,527		$24,951
Portfolio turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$30.90		$28.27		$23.34		$19.06		$18.98		$17.31		$18.16
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.09)		(0.12)		(0.17)		(0.10)		(0.05)
Net realized and unrealized gain (loss)	2.81		4.42		5.02		4.40		0.25	(b)	1.77		(0.81)
Total from investment operations	2.75		4.25		4.93		4.28		0.08		1.67		(0.86)
Less distributions to shareholders:
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.00)		(1.62)		—		—		—		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.01
Net asset value, end of period	$29.65		$30.90		$28.27		$23.34		$19.06		$18.98		$17.31
Total return	8.88%		15.45%		21.12%		22.46%		0.42%		9.65%		(4.68%)
Ratios to average net assets(d)
Total gross expenses	1.87	%(e)	1.89%		1.93%		1.91	%(e)	1.88	%(f)	1.85	%(f)	1.88	%(f)
Total net expenses(g)	1.87	%(e)	1.89	%(h)	1.93	%(h)	1.91	%(e)(h)	1.87	%(f)(i)	1.85	%(f)(h)	1.88	%(f)(h)
Net investment loss	(0.37	%)(e)	(0.57%)		(0.36%)		(0.65	%)(e)	(0.77%)		(0.55%)		(0.33%)
Supplemental data
Net assets, end of period (in thousands)	$68,611		$63,200		$52,885		$39,542		$36,860		$15,990		$17,283
Portfolio turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class E	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$34.44		$31.19		$25.61		$20.80		$20.60		$18.73		$19.53
Income from investment operations:
Net investment income (loss)	0.05		0.03		0.08		(0.00	)(b)	(0.02)		0.02		0.05
Net realized and unrealized gain (loss)	3.13		4.89		5.53		4.81		0.24	(c)	1.93		(0.86)
Total from investment operations	3.18		4.92		5.61		4.81		0.22		1.95		(0.81)
Less distributions to shareholders:
Net investment income	(0.06)		(0.05)		(0.03)		—		(0.02)		(0.08)		(0.00	)(b)
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.06)		(1.67)		(0.03)		—		(0.02)		(0.08)		(0.00	)(b)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	0.01
Net asset value, end of period	$33.56		$34.44		$31.19		$25.61		$20.80		$20.60		$18.73
Total Return	9.22%		16.18%		21.93%		23.13%		1.07%		10.41%		(4.09%)
Ratios to average net assets(d)
Total gross expenses	1.22	%(e)	1.24%		1.28%		1.26	%(e)	1.20	%(f)	1.20	%(f)	1.23	%(f)
Total net expenses(g)	1.22	%(e)	1.24	%(h)	1.28	%(h)	1.26	%(e)(h)	1.19	%(f)(i)	1.20	%(f)(h)	1.23	%(f)(h)
Net investment income (loss)	0.28	%(e)	0.08%		0.30%		(0.00	)(b)(e)	(0.08%)		0.10%		0.33%
Supplemental data
Net assets, end of period (in thousands)	$15,543		$15,333		$14,853		$13,437		$11,784		$12,800		$13,144
Portfolio Turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class F	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$30.87		$28.25		$23.32		$19.04		$18.96		$17.29		$18.14
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.09)		(0.12)		(0.16)		(0.10)		(0.05)
Net realized and unrealized gain (loss)	2.81		4.41		5.02		4.40		0.24	(b)	1.77		(0.81)
Total from investment operations	2.75		4.24		4.93		4.28		0.08		1.67		(0.86)
Less distributions to shareholders:
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.00)		(1.62)		—		—		—		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.01
Net asset value, end of period	$29.62		$30.87		$28.25		$23.32		$19.04		$18.96		$17.29
Total return	8.89%		15.43%		21.14%		22.48%		0.42%		9.66%		(4.69%)
Ratios to average net assets(d)
Total gross expenses	1.87	%(e)	1.89%		1.93%		1.91	%(e)	1.85	%(f)	1.85	%(f)	1.88	%(f)
Total net expenses(g)	1.87	%(e)	1.89	%(h)	1.93	%(h)	1.91	%(e)(h)	1.84	%(f)(i)	1.85	%(f)(h)	1.88	%(f)(h)
Net investment loss	(0.36	%)(e)	(0.57%)		(0.36%)		(0.65	%)(e)	(0.73%)		(0.55%)		(0.32%)
Supplemental data
Net assets, end of period (in thousands)	$812		$791		$859		$655		$484		$425		$292
Portfolio turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class I	(Unaudited)		2014	2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$35.43		$32.02	$26.29	$21.37		$21.14		$21.18
Income from investment operations:
Net investment income	0.14		0.21	0.25	0.11		0.11		0.00	(c)
Net realized and unrealized gain (loss)	3.22		5.04	5.66	4.94		0.24	(d)	(0.04)
Total from investment operations	3.36		5.25	5.91	5.05		0.35		(0.04)
Less distributions to shareholders:
Net investment income	(0.24)		(0.22)	(0.18)	(0.13)		(0.12)		—
Net realized gains	(4.00)		(1.62)	—	—		—		—
Total distributions to shareholders	(4.24)		(1.84)	(0.18)	(0.13)		(0.12)		—
Proceeds from regulatory settlements	—		—	—	0.00	(c)	—		—
Net asset value, end of period	$34.55		$35.43	$32.02	$26.29		$21.37		$21.14
Total return	9.50%		16.84%	22.60%	23.71%		1.61%		(0.19%)
Ratios to average net assets(e)
Total gross expenses	0.69	%(f)	0.70%	0.71%	0.72	%(f)	0.68	%(g)	0.60	%(f)
Total net expenses(h)	0.69	%(f)	0.70%	0.71%	0.72	%(f)	0.68	%(g)(i)	0.60	%(f)(i)
Net investment income	0.80	%(f)	0.62%	0.87%	0.54	%(f)	0.46%		1.89	%(f)
Supplemental data
Net assets, end of period (in thousands)	$161,177		$184,811	$220,421	$203,848		$279,510		$2
Portfolio turnover	31%		88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class K	(Unaudited)		2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$35.32		$31.94	$26.24	$21.33		$24.86
Income from investment operations:
Net investment income	0.09		0.11	0.18	0.08		0.02
Net realized and unrealized gain (loss)	3.22		5.01	5.64	4.90		(3.55)
Total from investment operations	3.31		5.12	5.82	4.98		(3.53)
Less distributions to shareholders:
Net investment income	(0.14)		(0.12)	(0.12)	(0.07)		—
Net realized gains	(4.00)		(1.62)	—	—		—
Total distributions to shareholders	(4.14)		(1.74)	(0.12)	(0.07)		—
Proceeds from regulatory settlements	—		—	—	0.00	(c)	—
Net asset value, end of period	$34.49		$35.32	$31.94	$26.24		$21.33
Total return	9.37%		16.47%	22.25%	23.38%		(14.20%)
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)	1.00%	0.96%	0.97	%(e)	0.95	%(e)(f)
Total net expenses(g)	0.99	%(e)	1.00%	0.96%	0.97	%(e)	0.95	%(e)(f)(h)
Net investment income	0.51	%(e)	0.32%	0.64%	0.40	%(e)	0.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$190		$202	$191	$4,270		$46,696
Portfolio turnover	31%		88%	104%	80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$34.44		$31.18		$25.61		$20.83		$20.64		$20.68
Income from investment operations:
Net investment income (loss)	0.02		(0.02)		0.05		(0.01)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	3.13		4.89		5.52		4.79		0.26	(d)	(0.04)
Total from investment operations	3.15		4.87		5.57		4.78		0.19		(0.04)
Less distributions to shareholders:
Net investment income	(0.01)		(0.00	)(c)	—		—		—		—
Net realized gains	(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(4.01)		(1.62)		—		—		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		—
Increase from payment by affiliate	—		0.01		—		—		—		—
Net asset value, end of period	$33.58		$34.44		$31.18		$25.61		$20.83		$20.64
Total return	9.13%		16.06	%(e)	21.75%		22.95%		0.92%		(0.19%)
Ratios to average net assets(f)
Total gross expenses	1.37	%(g)	1.39%		1.43%		1.40	%(g)	1.41	%(h)	1.21	%(g)
Total net expenses(i)	1.37	%(g)	1.39	%(j)	1.43	%(j)	1.40	%(g)(j)	1.40	%(h)(k)	1.21	%(g)(j)
Net investment income (loss)	0.13	%(g)	(0.06%)		0.17%		(0.07	%)(g)	(0.32%)		1.28	%(g)
Supplemental data
Net assets, end of period (in thousands)	$2,133		$1,534		$1,643		$726		$2,002		$2
Portfolio turnover	31%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$35.98		$32.48		$26.79
Income from investment operations:
Net investment income	0.11		0.15		0.11
Net realized and unrealized gain	3.27		5.10		5.69
Total from investment operations	3.38		5.25		5.80
Less distributions to shareholders:
Net investment income	(0.18)		(0.15)		(0.11)
Net realized gains	(4.00)		(1.62)		—
Total distributions to shareholders	(4.18)		(1.77)		(0.11)
Increase from payment by affiliate	—		0.02		—
Net asset value, end of period	$35.18		$35.98		$32.48
Total return	9.40%		16.67	%(b)	21.70%
Ratios to average net assets(c)
Total gross expenses	0.87	%(d)	0.89%		0.93	%(d)
Total net expenses(e)	0.87	%(d)	0.89	%(f)	0.93	%(d)(f)
Net investment income	0.61	%(d)	0.42%		0.49	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,362		$766		$33
Portfolio turnover	31%		88%		104%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class R5	(Unaudited)		2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$35.39		$32.00	$26.28	$21.36		$24.86
Income from investment operations:
Net investment income	0.13		0.19	0.26	0.11		0.05
Net realized and unrealized gain (loss)	3.23		5.02	5.64	4.94		(3.55)
Total from investment operations	3.36		5.21	5.90	5.05		(3.50)
Less distributions to shareholders:
Net investment income	(0.22)		(0.20)	(0.18)	(0.13)		—
Net realized gains	(4.00)		(1.62)	—	—		—
Total distributions to shareholders	(4.22)		(1.82)	(0.18)	(0.13)		—
Proceeds from regulatory settlements	—		—	—	0.00	(c)	—
Net asset value, end of period	$34.53		$35.39	$32.00	$26.28		$21.36
Total return	9.51%		16.74%	22.59%	23.70%		(14.08%)
Ratios to average net assets(d)
Total gross expenses	0.75	%(e)	0.75%	0.72%	0.73	%(e)	0.70	%(e)(f)
Total net expenses(g)	0.75	%(e)	0.75%	0.72%	0.73	%(e)	0.70	%(e)(f)(h)
Net investment income	0.72	%(e)	0.57%	0.89%	0.53	%(e)	0.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$249		$195	$36	$497		$407
Portfolio turnover	31%		88%	104%	80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class T	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$34.27		$31.05		$25.49		$20.69		$20.49		$18.64		$19.42
Income from investment operations:
Net investment income (loss)	0.06		0.04		0.10		0.01		(0.01)		0.03		0.06
Net realized and unrealized gain (loss)	3.12		4.87		5.50		4.79		0.24	(b)	1.90		(0.85)
Total from investment operations	3.18		4.91		5.60		4.80		0.23		1.93		(0.79)
Less distributions to shareholders:
Net investment income	(0.08)		(0.07)		(0.04)		—		(0.03)		(0.08)		—
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.08)		(1.69)		(0.04)		—		(0.03)		(0.08)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.01
Net asset value, end of period	$33.37		$34.27		$31.05		$25.49		$20.69		$20.49		$18.64
Total return	9.27%		16.21%		22.01%		23.20%		1.12%		10.40%		(4.02%)
Ratios to average net assets(d)
Total gross expenses	1.15	%(e)	1.19%		1.23%		1.21	%(e)	1.15	%(f)	1.15	%(f)	1.18	%(f)
Total net expenses(g)	1.15	%(e)	1.19	%(h)	1.23	%(h)	1.21	%(e)(h)	1.14	%(f)(i)	1.15	%(f)(h)	1.18	%(f)(h)
Net investment income	0.35	%(e)	0.13%		0.35%		0.05	%(e)	(0.03%)		0.15%		0.38%
Supplemental data
Net assets, end of period (in thousands)	$181,807		$172,830		$160,462		$146,207		$130,081		$143,784		$145,011
Portfolio turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$34.57		$31.26		$25.66		$20.85		$20.64		$20.68
Income from investment operations:
Net investment income	0.07		0.06		0.12		0.01		0.02		0.00	(c)
Net realized and unrealized gain (loss)	3.13		4.91		5.54		4.82		0.23	(d)	(0.04)
Total from investment operations	3.20		4.97		5.66		4.83		0.25		(0.04)
Less distributions to shareholders:
Net investment income	(0.09)		(0.06)		(0.06)		(0.02)		(0.04)		—
Net realized gains	(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(4.09)		(1.68)		(0.06)		(0.02)		(0.04)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		—
Increase from payment by affiliate	—		0.02		—		—		—		—
Net asset value, end of period	$33.68		$34.57		$31.26		$25.66		$20.85		$20.64
Total return	9.26%		16.39	%(e)	22.12%		23.19%		1.21%		(0.19%)
Ratios to average net assets(f)
Total gross expenses	1.12	%(g)	1.14%		1.14%		1.19	%(g)	1.05	%(h)	0.96	%(g)
Total net expenses(i)	1.12	%(g)	1.14	%(j)	1.14	%(j)	1.19	%(g)(j)	1.04	%(h)(k)	0.96	%(g)(j)
Net investment income	0.38	%(g)	0.18%		0.43%		0.07	%(g)	0.07%		1.52	%(g)
Supplemental data
Net assets, end of period (in thousands)	$134,109		$125,509		$4		$3		$3		$2
Portfolio turnover	31%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class Y	(Unaudited)		2014	2013	2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$35.44		$32.03	$26.29	$21.36		$21.14		$19.20		$17.02
Income from investment operations:
Net investment income	0.15		0.22	0.25	0.11		0.11		0.13		0.03
Net realized and unrealized gain	3.23		5.03	5.67	4.94		0.23	(c)	1.97		2.15
Total from investment operations	3.38		5.25	5.92	5.05		0.34		2.10		2.18
Less distributions to shareholders:
Net investment income	(0.25)		(0.22)	(0.18)	(0.12)		(0.12)		(0.16)		—
Net realized gains	(4.00)		(1.62)	—	—		—		—		—
Total distributions to shareholders	(4.25)		(1.84)	(0.18)	(0.12)		(0.12)		(0.16)		—
Proceeds from regulatory settlements	—		—	—	0.00	(d)	—		0.00	(d)	—
Net asset value, end of period	$34.57		$35.44	$32.03	$26.29		$21.36		$21.14		$19.20
Total return	9.53%		16.84%	22.64%	23.72%		1.56%		11.01%		12.81%
Ratios to average net assets(e)
Total gross expenses	0.68	%(f)	0.70%	0.71%	0.72	%(f)	0.67	%(g)	0.64	%(g)	0.63	%(f)(g)
Total net expenses(h)	0.68	%(f)	0.70%	0.71%	0.72	%(f)	0.67	%(g)(i)	0.64	%(g)(i)	0.63	%(f)(g)(i)
Net investment income	0.85	%(f)	0.66%	0.90%	0.55	%(f)	0.48%		0.66%		0.78	%(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3,826	$14,446		$15,311		$22,272		$16,686
Portfolio turnover	31%		88%	104%	80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from July 15, 2009 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$35.41		$32.01		$26.28		$21.33		$21.12		$19.20		$20.02
Income from investment operations:
Net investment income	0.12		0.15		0.19		0.07		0.07		0.09		0.11
Net realized and unrealized gain (loss)	3.21		5.03		5.66		4.94		0.24	(b)	1.96		(0.88)
Total from investment operations	3.33		5.18		5.85		5.01		0.31		2.05		(0.77)
Less distributions to shareholders:
Net investment income	(0.18)		(0.16)		(0.12)		(0.06)		(0.10)		(0.13)		(0.06)
Net realized gains	(4.00)		(1.62)		—		—		—		—		—
Total distributions to shareholders	(4.18)		(1.78)		(0.12)		(0.06)		(0.10)		(0.13)		(0.06)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.01
Net asset value, end of period	$34.56		$35.41		$32.01		$26.28		$21.33		$21.12		$19.20
Total return	9.41%		16.61%		22.34%		23.52%		1.41%		10.74%		(3.71%)
Ratios to average net assets(d)
Total gross expenses	0.87	%(e)	0.89%		0.93%		0.91	%(e)	0.85	%(f)	0.85	%(f)	0.88	%(f)
Total net expenses(g)	0.87	%(e)	0.89	%(h)	0.93	%(h)	0.91	%(e)(h)	0.84	%(f)(i)	0.85	%(f)(h)	0.88	%(f)(h)
Net investment income	0.64	%(e)	0.43%		0.65%		0.35	%(e)	0.28%		0.45%		0.67%
Supplemental data
Net assets, end of period (in thousands)	$914,988		$889,169		$850,041		$735,315		$683,738		$860,959		$940,823
Portfolio turnover	31%		88%		104%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
29

Columbia Large Cap Growth Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class E, Class F, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.

Class F shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will generally convert to Class E shares eight years after purchase. Class F shares are closed to new investors and new accounts.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards

Semiannual Report 2015
30

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the

Semiannual Report 2015
31

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.62% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.05% of the Fund's average daily net assets.

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32

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class E	0.18
Class F	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class T	0.18
Class W	0.18
Class Z	0.18

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2015, the Fund's total potential future obligation over the life of the Guaranty is $170,182. The liability remaining at January 31, 2015 for non-recurring charges associated with the lease amounted to $94,966 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at January 31, 2015 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Semiannual Report 2015
33

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Effective December 1, 2014, these fees are contractually limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. Prior to December 1, 2014, these fees were limited to 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2015 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $369,405 for Class A, $2,651 for Class B, $1,550 for Class C, $386 for Class E, $8 for Class F and $10,609 for Class T shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	1.22%	1.24%
Class B	1.97	1.99
Class C	1.97	1.99
Class E	1.32	1.34
Class F	1.97	1.99
Class I	0.83	0.84
Class K	1.13	1.14
Class R	1.47	1.49
Class R4	0.97	0.99
Class R5	0.88	0.89
Class T	1.22	1.29
Class W	1.22	1.24
Class Y	0.83	0.84
Class Z	0.97	0.99

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold

Semiannual Report 2015
34

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $2,493,836,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$730,776,000
Unrealized depreciation	(34,682,000)
Net unrealized appreciation	$696,094,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	89,356,296
2016	8,121,230
Total	97,477,526

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $973,494,157 and $1,164,089,272, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Payments by Affiliates

During the year ended July 31, 2014, the Fund received a payment of $78,764 from the Investment Manager as a reimbursement for certain shareholder transactions processed at an incorrect price. The payment is included in "Increase from payment by affiliate" on the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2015, one unaffiliated shareholder of record owned 11.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 45.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 10. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a

Semiannual Report 2015
35

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
36

Columbia Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR174_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

CMG ULTRA SHORT TERM BOND FUND

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

CMG Ultra Short Term Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	20
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

CMG Ultra Short Term Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  CMG Ultra Short Term Bond Fund (the Fund) returned 0.06% for the six-month period that ended January 31, 2015.

>  The Fund underperformed its benchmark, the Barclays U.S. Short-Term Government/Corporate Index, which returned 0.10% for the same period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
CMG Ultra Short Term Bond Fund	03/08/04	0.06	0.25	0.81	1.86
Barclays U.S. Short-Term Government/Corporate Index		0.10	0.21	0.35	1.99

The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a portfolio of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

CMG Ultra Short Term Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2015)
Asset-Backed Securities — Non-Agency	18.4
Commercial Mortgage-Backed Securities — Agency	0.0	(a)
Commercial Mortgage-Backed Securities — Non-Agency	11.2
Corporate Bonds & Notes	52.8
Foreign Government Obligations	0.6
Money Market Funds	1.7
Municipal Bonds	0.6
Residential Mortgage-Backed Securities — Agency	0.1
Residential Mortgage-Backed Securities — Non-Agency	0.0	(a)
U.S. Government & Agency Obligations	6.4
U.S. Treasury Obligations	8.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at January 31, 2015)
AAA rating	45.6
AA rating	12.4
A rating	27.2
BBB rating	14.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Mary Werler, CFA

Leonard Aplet, CFA

Semiannual Report 2015
3

CMG Ultra Short Term Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,000.60	1,023.82	1.25	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

CMG Ultra Short Term Bond Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 53.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 3.9%
American Honda Finance Corp. Senior Unsecured(a) 10/07/16	0.754%	12,200,000	12,256,645
Daimler Finance North America LLC Senior Unsecured(a)(b) 08/01/17	0.595%	7,500,000	7,492,590
Ford Motor Credit Co. LLC Senior Unsecured 09/15/15	5.625%	5,000,000	5,144,910
01/15/16	2.500%	5,000,000	5,068,345
PACCAR Financial Corp. Senior Unsecured 06/05/15	1.050%	4,000,000	4,010,012
Toyota Motor Credit Corp. Senior Unsecured 07/17/15	0.875%	3,000,000	3,007,347
01/12/18	1.450%	7,000,000	7,056,924
Toyota Motor Credit Corp.(a) Senior Unsecured 09/23/16	0.352%	5,000,000	4,993,320
Volkswagen Group of America Finance LLC Senior Unsecured(a)(b) 11/20/17	0.672%	7,000,000	6,978,381
Volkswagen International Finance NV Senior Unsecured(a)(b) 11/18/16	0.672%	8,000,000	8,020,132
Total			64,028,606
Banking 14.6%
American Express Credit Corp. Senior Unsecured(a) 07/29/16	0.763%	10,000,000	10,037,130
Australia and New Zealand Banking Group Ltd.(a)(b) Senior Unsecured 05/07/15	0.432%	7,500,000	7,503,559
01/10/17	0.632%	10,000,000	10,005,823
BB&T Corp. Senior Unsecured 12/01/16	1.050%	9,000,000	9,018,594
Bank of America Corp. Senior Unsecured 01/11/16	1.250%	10,000,000	10,028,960
Bank of Montreal Senior Unsecured(a) 07/15/16	0.773%	12,500,000	12,558,062
Bank of New York Mellon Corp. (The) Senior Unsecured(a) 10/23/15	0.487%	15,000,000	15,019,125

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The) Senior Unsecured 10/09/15	0.750%	5,000,000	5,011,675
Canadian Imperial Bank of Commerce Senior Unsecured 07/18/16	1.350%	7,500,000	7,567,185
Capital One Financial Corp. Senior Unsecured 06/01/15	5.500%	10,000,000	10,162,070
07/15/16	3.150%	2,500,000	2,574,100
Citigroup, Inc. Senior Unsecured 04/01/16	1.300%	10,000,000	10,036,720
Fifth Third Bancorp Senior Unsecured 01/25/16	3.625%	10,000,000	10,258,300
Goldman Sachs Group, Inc. (The) Senior Unsecured 08/01/15	3.700%	5,000,000	5,072,960
Goldman Sachs Group, Inc. (The)(a) Senior Unsecured 03/22/16	0.697%	10,000,000	9,986,870
JPMorgan Chase & Co. Senior Unsecured(a) 04/23/15	0.707%	10,000,000	10,005,610
JPMorgan Chase Bank NA Subordinated Notes(a) 06/13/16	0.571%	7,500,000	7,427,617
Morgan Stanley Senior Unsecured 04/29/16	3.800%	10,000,000	10,337,980
National Bank of Canada Senior Unsecured 06/26/15	1.500%	5,000,000	5,019,802
National Bank of Canada(a) Senior Unsecured 11/06/15	0.393%	10,000,000	9,998,406
PNC Funding Corp. Senior Unsecured 02/08/15	3.625%	10,000,000	10,007,047
Royal Bank of Canada Senior Unsecured(a) 12/16/15	0.463%	15,000,000	15,024,420
Toronto-Dominion Bank (The)(a) Senior Unsecured 07/13/16	0.424%	10,000,000	9,999,490
09/09/16	0.696%	7,500,000	7,529,865
U.S. Bancorp Senior Unsecured 07/27/15	2.450%	5,000,000	5,046,270

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co. Senior Unsecured(a) 06/15/16	3.676%	5,000,000	5,198,155
Wells Fargo Bank NA Senior Unsecured 07/20/15	0.750%	10,000,000	10,023,590
Total			240,459,385
Cable and Satellite 1.6%
DIRECTV Holdings LLC/Financing Co., Inc. Senior Unsecured 02/15/16	3.125%	10,000,000	10,238,070
NBC Universal Media LLC Senior Unsecured 04/30/15	3.650%	10,000,000	10,077,530
NBCUniversal Enterprise, Inc. Senior Unsecured(a)(b) 04/15/16	0.790%	5,625,000	5,639,042
Total			25,954,642
Construction Machinery 1.1%
Caterpillar Financial Services Corp. Senior Unsecured 05/29/15	1.100%	3,000,000	3,007,887
Caterpillar Financial Services Corp.(a) Senior Unsecured 02/26/16	0.474%	4,990,000	4,997,525
John Deere Capital Corp. Senior Unsecured 12/15/16	1.050%	3,000,000	3,015,504
01/13/17	2.000%	7,000,000	7,150,577
Total			18,171,493
Electric 3.5%
Constellation Energy Group, Inc. Senior Unsecured 06/15/15	4.550%	6,372,000	6,458,908
DTE Energy Co. Senior Unsecured 06/01/16	6.350%	3,780,000	4,053,804
Duke Energy Indiana, Inc. 1st Mortgage(a) 07/11/16	0.602%	3,500,000	3,503,105
Duke Energy Progress, Inc. 1st Mortgage(a) 03/06/17	0.435%	6,250,000	6,234,356
Georgia Power Co. Senior Unsecured 08/10/15	0.750%	7,155,000	7,160,237

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NSTAR Electric Co. Senior Unsecured(a) 05/17/16	0.472%	6,975,000	6,967,000
National Rural Utilities Cooperative Finance Corp. Senior Unsecured(a) 11/23/16	0.533%	10,000,000	10,010,610
NextEra Energy Capital Holdings, Inc. Senior Unsecured 09/01/15	2.600%	5,000,000	5,056,560
Southern California Edison Co. 1st Refunding Mortgage 11/01/17	1.250%	2,000,000	2,004,092
Southern Co. (The) Senior Unsecured 09/15/15	2.375%	6,531,000	6,602,377
Total			58,051,049
Finance Companies 0.9%
General Electric Capital Corp. Senior Unsecured 01/08/16	1.000%	10,000,000	10,047,210
General Electric Capital Corp.(a) Senior Unsecured 01/09/17	0.532%	5,000,000	4,999,990
Total			15,047,200
Food and Beverage 2.5%
Anheuser-Busch InBev Finance, Inc. Senior Unsecured(a) 01/27/17	0.446%	5,000,000	4,989,015
Anheuser-Busch InBev Worldwide, Inc. Senior Unsecured 07/15/17	1.375%	8,300,000	8,373,015
ConAgra Foods, Inc. Senior Unsecured(a) 07/21/16	0.626%	5,000,000	4,980,845
FBG Finance Pty Ltd. Senior Unsecured(b) 06/01/16	7.875%	8,750,000	9,542,146
General Mills, Inc. Senior Unsecured(a) 01/29/16	0.553%	2,625,000	2,622,165
PepsiCo, Inc. Senior Unsecured 08/13/15	0.700%	7,000,000	7,010,556
PepsiCo, Inc.(a) Senior Unsecured 02/26/16	0.444%	3,275,000	3,278,478
Total			40,796,220

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.4%
AmerisourceBergen Corp. Senior Unsecured 05/15/17	1.150%	7,500,000	7,476,427
Becton Dickinson and Co. Senior Unsecured(a) 06/15/16	0.691%	5,000,000	4,996,470
McKesson Corp. Senior Unsecured 03/10/17	1.292%	5,000,000	5,013,630
McKesson Corp.(a) Senior Unsecured 09/10/15	0.638%	5,000,000	5,001,425
Total			22,487,952
Healthcare Insurance 1.0%
UnitedHealth Group, Inc. Senior Unsecured 12/15/17	1.400%	3,700,000	3,738,054
WellPoint, Inc. Senior Unsecured 09/10/15	1.250%	13,275,000	13,314,865
Total			17,052,919
Independent Energy 1.1%
Canadian Natural Resources Ltd. Senior Unsecured(a) 03/30/16	0.632%	5,000,000	4,991,515
Devon Energy Corp. Senior Unsecured(a) 12/15/15	0.691%	7,500,000	7,492,125
Occidental Petroleum Corp. Senior Unsecured 02/01/16	2.500%	5,080,000	5,167,508
Total			17,651,148
Integrated Energy 1.6%
BP Capital Markets PLC Senior Unsecured 03/10/15	3.875%	5,065,000	5,084,268
03/11/16	3.200%	7,500,000	7,693,837
Shell International Finance BV Senior Unsecured 03/22/17	5.200%	5,595,000	6,088,457
Total Capital International SA Senior Unsecured 01/10/17	1.000%	7,500,000	7,513,605
Total			26,380,167

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.5%
Hartford Financial Services Group, Inc. (The) Senior Unsecured 03/30/15	4.000%	4,000,000	4,021,166
Metropolitan Life Global Funding I(a)(b) Secured 07/15/16	0.783%	7,500,000	7,530,503
04/10/17	0.632%	7,500,000	7,518,109
New York Life Global Funding Secured(a)(b) 09/06/16	0.335%	15,000,000	14,997,368
Prudential Financial, Inc. Senior Unsecured 09/17/15	4.750%	7,000,000	7,172,011
Total			41,239,157
Media and Entertainment 0.4%
Thomson Reuters Corp. Senior Unsecured 05/23/16	0.875%	6,405,000	6,411,194
Metals 0.7%
Rio Tinto Finance USA PLC Senior Unsecured 08/21/17	1.625%	5,000,000	5,024,280
03/20/15	1.125%	7,500,000	7,506,609
Total			12,530,889
Midstream 1.8%
Enterprise Products Operating LLC Senior Unsecured 03/01/15	5.000%	6,730,000	6,751,685
TransCanada PipeLines Ltd. Senior Unsecured(a) 01/12/18	1.042%	12,500,000	12,510,958
Williams Partners LP Senior Unsecured 02/15/15	3.800%	9,840,000	9,850,691
Total			29,113,334
Natural Gas 0.6%
Sempra Energy Senior Unsecured 06/01/16	6.500%	8,640,000	9,284,674
Oil Field Services 0.9%
Halliburton Co. Senior Unsecured 08/01/16	1.000%	6,500,000	6,516,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Holding International Ltd. Senior Unsecured 03/01/16	3.050%	8,425,000	8,306,654
Total			14,823,476
Other REIT 0.8%
Duke Realty LP Senior Unsecured 02/15/15	7.375%	13,340,000	13,369,348
Pharmaceuticals 1.8%
AbbVie, Inc. Senior Unsecured 11/06/15	1.200%	7,000,000	7,020,223
Amgen, Inc. Senior Unsecured 11/15/16	2.500%	7,500,000	7,695,967
Bayer US Finance LLC Senior Unsecured(a)(b) 10/07/16	0.504%	3,000,000	3,000,873
GlaxoSmithKline Capital, Inc. Senior Unsecured 03/18/16	0.700%	5,000,000	5,013,970
Roche Holdings, Inc. Senior Unsecured(b) 09/29/17	1.350%	7,500,000	7,553,858
Total			30,284,891
Property & Casualty 2.0%
Berkshire Hathaway Finance Corp.(a) Senior Unsecured 01/12/18	0.553%	10,000,000	10,002,830
01/10/17	0.402%	10,000,000	9,990,224
Transatlantic Holdings, Inc. Senior Unsecured 12/14/15	5.750%	1,547,000	1,606,340
Travelers Companies, Inc. (The) Senior Unsecured 06/20/16	6.250%	10,000,000	10,766,770
Total			32,366,164
Railroads 0.4%
Canadian National Railway Co. Senior Unsecured(a) 11/06/15	0.453%	6,820,000	6,819,475
Retail REIT 1.1%
Kimco Realty Corporation Senior Unsecured 03/15/16	5.783%	7,500,000	7,887,690

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP Senior Unsecured 06/15/15	5.100%	10,000,000	10,169,350
Total			18,057,040
Retailers 0.8%
CVS Health Corp. Senior Unsecured 12/05/16	1.200%	5,000,000	5,043,220
Wal-Mart Stores, Inc. Senior Unsecured 04/21/17	1.000%	7,500,000	7,544,363
Total			12,587,583
Supranational 1.2%
Inter-American Development Bank Senior Unsecured(a) 02/11/16	0.206%	20,000,000	20,003,800
Technology 2.4%
Apple, Inc. Senior Unsecured 05/03/16	0.450%	5,000,000	5,004,965
05/05/17	1.050%	7,500,000	7,556,857
Cisco Systems, Inc. Senior Unsecured 03/03/17	1.100%	5,000,000	5,037,080
Cisco Systems, Inc.(a) Senior Unsecured 03/03/17	0.515%	5,000,000	4,993,705
International Business Machines Corp. Senior Unsecured 05/06/16	0.450%	5,000,000	5,004,370
Oracle Corp. Senior Unsecured(a) 07/07/17	0.454%	12,500,000	12,496,450
Total			40,093,427
Tobacco 0.4%
Altria Group, Inc. Senior Unsecured 09/11/15	4.125%	6,000,000	6,131,664
Transportation Services 0.7%
ERAC U.S.A. Finance LLC(b) Senior Unsecured 11/15/15	5.900%	6,000,000	6,239,064
05/01/15	5.600%	5,000,000	5,059,195
Total			11,298,259

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.4%
AT&T, Inc. Senior Unsecured(a) 02/12/16	0.618%	10,625,000	10,627,805
Verizon Communications, Inc. Senior Unsecured 06/09/17	1.350%	5,000,000	4,994,210
Verizon Communications, Inc.(a) Senior Unsecured 06/09/17	0.636%	7,500,000	7,487,602
Total			23,109,617
Total Corporate Bonds & Notes (Cost: $872,872,710)			873,604,773

Residential Mortgage-Backed Securities — Agency 0.1%

Federal Home Loan Mortgage Corp.(a)(c) 02/01/36	2.380%	222,558	238,631
Federal National Mortgage Association(a)(c) 03/01/34	2.755%	147,862	151,606
Federal National Mortgage Association(c) CMO Series 2011-18 Class EM 06/25/37	4.000%	1,187,748	1,200,201
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,595,059)			1,590,438

Residential Mortgage-Backed Securities — Non-Agency —%

Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1(a)(b)(c) 01/27/36	2.612%	148,962	148,404
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $150,488)			148,404

Commercial Mortgage-Backed Securities — Agency —%

Government National Mortgage Association Series 2010-141 Class A(c) 08/16/31	1.864%	706,220	707,490
Total Commercial Mortgage-Backed Securities — Agency (Cost: $715,038)			707,490

Commercial Mortgage-Backed Securities — Non-Agency 11.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Commercial Mortgage Trust(a)(c) Series 2006-1 Class A1A 09/10/45	5.378%	9,294,412	9,576,470
Series 2006-1 Class A4 09/10/45	5.372%	14,270,000	14,568,979
Series 2006-4 Class A1A 07/10/46	5.617%	13,468,161	14,241,745
Banc of America Merrill Lynch Commercial Mortgage, Inc.(a)(c) Series 2005-1 Class A5 11/10/42	5.271%	1,275,278	1,275,026
Series 2005-4 Class A5B 07/10/45	4.997%	9,100,000	9,201,975
Series 2005-6 Class A4 09/10/47	5.153%	13,625,720	13,846,088
Bear Stearns Commercial Mortgage Securities Trust(a)(c) Series 2005-T18 Class A4 02/13/42	4.933%	114,555	114,454
Bear Stearns Commercial Mortgage Securities Trust(c) Series 2005-PWR8 Class A4 06/11/41	4.674%	6,650,556	6,670,627
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class A3(a)(c) 06/15/38	5.806%	9,108,125	9,477,451
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B(a)(c) 07/10/45	5.035%	10,000,000	10,129,820
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Class A1A(a)(c) 11/10/45	5.233%	15,284,984	15,680,238
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(c) 07/10/39	4.751%	3,568,219	3,567,538
JPMorgan Chase Commercial Mortgage Securities Trust(a)(c) Series 2005-CB11 Class A4 08/12/37	5.335%	1,512,220	1,511,153
JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2005-CB12 Class A4 09/12/37	4.895%	9,520,000	9,599,121
LB-UBS Commercial Mortgage Trust(a)(c) Series 2005-C7 Class A4 11/15/30	5.197%	7,114,641	7,184,543
Series 2006-C3 Class A4 03/15/39	5.661%	6,494,989	6,730,445
Series 2006-C4 Class A4 06/15/38	5.838%	8,497,899	8,903,631
LB-UBS Commercial Mortgage Trust(c) Series 2005-C3 Class A5 07/15/30	4.739%	8,045,493	8,080,748
Series 2006-C1 Class A4 02/15/31	5.156%	11,036,350	11,282,329

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6(a)(c) 11/12/37	5.288%	10,172,665	10,314,268
Morgan Stanley Capital I Trust Series 2006-T21 Class A4(a)(c) 10/12/52	5.162%	6,738,000	6,894,113
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class A1A(a)(c) 03/15/45	5.557%	6,218,325	6,466,697
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $190,469,651)			185,317,459

Asset-Backed Securities — Non-Agency 18.5%

ARI Fleet Lease Trust(b) Series 2013-A Class A2 12/15/15	0.700%	2,396,094	2,396,398
Series 2014-A Class A2 11/15/22	0.810%	3,825,000	3,818,189
Ally Auto Receivables Trust Series 2014-2 Class A2 07/17/17	0.680%	10,000,000	10,003,023
Ally Master Owner Trust(a) Series 2013-1 Class A1 02/15/18	0.617%	7,500,000	7,503,914
Series 2013-3 Class A 09/15/18	0.687%	5,000,000	5,010,320
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2 11/08/16	0.530%	470,277	470,282
Series 2014-2 Class A2A 10/10/17	0.540%	6,288,978	6,285,847
Series 2015-1 Class A2A 04/09/18	0.770%	7,000,000	7,000,272
American Credit Acceptance Receivables Trust(b) Series 2013-1 Class A 04/16/18	1.450%	1,173,801	1,176,438
Series 2013-2 Class A 02/15/17	1.320%	877,957	878,686
Series 2014-1 Class A 03/12/18	1.140%	1,449,647	1,450,437
Series 2014-3 Class A 08/10/18	0.990%	4,066,172	4,063,613
Barclays Dryrock Issuance Trust Series 2014-1 Class A(a) 12/16/19	0.527%	7,500,000	7,491,550
CIT Equipment Collateral Series 2014-VT1 Class A2(b) 05/22/17	0.860%	6,750,000	6,748,553

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust Series 2014-A Class A2 06/15/17	0.490%	2,569,692	2,568,028
California Republic Auto Receivables Trust Series 2014-3 Class A2 06/15/17	0.630%	4,650,000	4,649,728
Capital Auto Receivables Asset Trust Series 2014-3 Class A1(a) 02/21/17	0.488%	7,000,000	6,992,698
Chesapeake Funding LLC(a)(b) Series 2011-2A Class A 04/07/24	1.418%	7,768,697	7,828,613
Series 2012-1A Class A 11/07/23	0.918%	1,542,344	1,543,440
Series 2014-1A Class A 03/07/26	0.588%	8,500,000	8,500,615
Chrysler Capital Auto Receivables Trust Series 2014-BA Class A2(b) 09/15/17	0.690%	10,000,000	10,001,811
DT Auto Owner Trust(b) Series 2014-1A Class A 07/17/17	0.660%	1,797,059	1,796,507
Series 2014-3A Class A 04/16/18	0.980%	4,001,095	3,998,840
Enterprise Fleet Financing LLC(b) Series 2014-1 Class A2 09/20/19	0.870%	5,735,585	5,737,683
Series 2014-2 Class A2 03/20/20	1.050%	5,450,000	5,455,019
Exeter Automobile Receivables Trust(b) Series 2014-2A Class A 08/15/18	1.060%	1,001,865	998,528
Series 2014-3A Class A 01/15/19	1.320%	6,717,219	6,706,062
Ford Credit Auto Lease Trust Series 2012-B Class A4 10/15/15	0.710%	4,019,692	4,020,251
Ford Credit Auto Owner Trust Series 2014-A Class A2 11/15/16	0.480%	3,273,546	3,273,818
Series 2014-B Class A2 03/15/17	0.470%	7,391,269	7,391,489
Ford Credit Floorplan Master Owner Trust(a) Series 2013-5 Class A2 09/15/18	0.637%	8,000,000	8,013,419
Ford Credit Floorplan Master Owner Trust(b) Series 2010-3 Class A1 02/15/17	4.200%	15,225,000	15,247,716
GE Capital Credit Card Master Note Trust Series 2012-4 Class A(a) 06/15/18	0.467%	5,000,000	4,999,360
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A(a) 07/20/19	0.548%	12,500,000	12,500,659
GE Equipment Midticket LLC Series 2013-1 Class A2 03/22/16	0.640%	689,215	689,204
GE Equipment Small Ticket LLC Series 2014-1A Class A2(b) 08/24/16	0.590%	5,000,000	5,000,077
GE Equipment Transportation LLC Series 2013-2 Class A2 06/24/16	0.610%	2,832,420	2,831,986
Series 2014-1 Class A2 12/23/16	0.550%	3,225,000	3,224,683
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A2(b) 05/15/16	0.610%	8,342,660	8,337,655
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2A 01/15/19	0.800%	4,000,000	3,996,339
Hertz Fleet Lease Funding LP Series 2014-1 Class A(a)(b) 04/10/28	0.566%	8,000,000	8,000,578
Honda Auto Receivables Owner Trust Series 2013-3 Class A2 01/15/16	0.540%	1,527,558	1,527,706
Series 2014-4 Class A2 01/17/17	0.580%	3,000,000	2,999,530
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2(b) 02/15/17	0.610%	7,500,000	7,501,678
M&T Bank Auto Receivables Trust Series 2013-1A Class A2(b) 02/16/16	0.660%	222,846	222,863
MMAF Equipment Finance LLC Series 2013-AA Class A2(b) 05/09/16	0.690%	2,866,767	2,867,462
Macquarie Equipment Funding Trust Series 2014-A Class A2(b) 11/21/16	0.800%	8,565,000	8,583,415
Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b) 11/20/16	1.697%	681,812	682,238
Navitas Equipment Receivables LLC Series 2013-1 Class A(b) 11/15/16	1.950%	1,688,750	1,690,317
Nissan Auto Lease Trust Series 2013-B Class A2A 01/15/16	0.570%	5,271,257	5,273,241

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Auto Receivables Trust(b) Series 2013-1A Class A2 02/15/18	1.090%	1,409,746	1,412,804
Series 2014-1A Class A2 03/15/18	0.970%	1,527,592	1,527,758
SLM Private Education Loan Trust(a)(b) Series 2011-A Class A1 10/15/24	1.167%	799,772	803,147
Series 2011-B Class A1 12/16/24	1.017%	1,718,043	1,723,132
Series 2012-B Class A1 12/15/21	1.267%	461,431	462,608
Series 2013-A Class A1 08/15/22	0.767%	2,731,801	2,731,981
SLM Student Loan Trust(a) Series 2006-1 Class A4 07/25/19	0.346%	8,655,023	8,636,337
Series 2012-7 Class A1 02/27/17	0.328%	147,096	147,084
SMART Trust Series 2012-4US Class A3B(a) 03/14/17	0.717%	2,879,033	2,879,783
Santander Drive Auto Receivables Trust Series 2014-1 Class A2A 06/15/17	0.660%	5,045,171	5,046,079
Series 2014-3 Class A2A 08/15/17	0.540%	2,873,732	2,873,204
TCF Auto Receivables Owner Trust Series 2014-1A Class A2(b) 05/15/17	0.590%	6,789,280	6,788,745
Volkswagen Auto Lease Trust Series 2013-A Class A2A 12/21/15	0.630%	1,185,185	1,185,468
Volvo Financial Equipment LLC Series 2014-1A Class A2(b) 11/15/16	0.540%	5,277,513	5,276,339
Westlake Automobile Receivables Trust Series 2014-1A Class A2(b) 05/15/17	0.700%	4,794,938	4,789,116
World Omni Master Owner Trust Series 2013-1 Class A(a)(b) 02/15/18	0.517%	8,070,000	8,072,527
Total Asset-Backed Securities — Non-Agency (Cost: $304,638,315)			304,306,890

U.S. Treasury Obligations 8.3%

U.S. Treasury 01/31/15	0.250%	30,000,000	30,000,154
03/15/15	0.375%	27,000,000	27,009,133
04/30/15	0.125%	15,000,000	14,997,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/15	0.250%	10,000,000	10,006,250
03/31/16	0.375%	24,500,000	24,538,281
06/15/16	0.500%	15,000,000	15,045,117
10/31/16	0.375%	10,000,000	9,995,312
06/15/17	0.875%	5,000,000	5,032,813
Total U.S. Treasury Obligations (Cost: $136,296,772)			136,624,720

U.S. Government & Agency Obligations 6.5%

Federal Farm Credit Banks(a) 03/24/15	0.270%	15,000,000	15,002,750
10/26/15	0.198%	20,000,000	20,013,660
10/26/15	0.218%	20,000,000	20,016,580
02/24/16	0.218%	35,000,000	35,036,190
Federal National Mortgage Association 10/26/15	1.625%	10,000,000	10,104,250
Federal National Mortgage Association(a) 08/26/16	0.188%	6,000,000	6,003,576
Total U.S. Government & Agency Obligations (Cost: $106,065,085)			106,177,006

Foreign Government Obligations 0.6%

Canada 0.6%
Province of Nova Scotia Senior Unsecured 07/21/15	2.375%	10,000,000	10,094,520
Total Foreign Government Obligations (Cost: $10,088,319)			10,094,520

Municipal Bonds 0.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.3%
University of California Revenue Bonds Taxable Series 2011Y-1(a) 07/01/41	0.671%	5,000,000	4,997,900
Florida 0.3%
Citizens Property Insurance Corp. Revenue Bonds Personal & Commercial Lines Series 2012(a) 06/01/15	1.270%	5,000,000	5,018,550
Total Municipal Bonds (Cost: $10,000,000)			10,016,450

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(d)(e)	27,666,287	27,666,287
Total Money Market Funds (Cost: $27,666,287)		27,666,287
Total Investments (Cost: $1,660,557,724)		1,656,254,437
Other Assets & Liabilities, Net		(11,419,097)
Net Assets		1,644,835,340

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $272,050,635 or 16.54% of net assets.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2015.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	102,657,409	401,727,555	(476,718,677)	27,666,287	35,648	27,666,287

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	873,604,773	—	873,604,773
Residential Mortgage-Backed Securities — Agency	—	1,590,438	—	1,590,438
Residential Mortgage-Backed Securities — Non-Agency	—	148,404	—	148,404
Commercial Mortgage-Backed Securities — Agency	—	707,490	—	707,490
Commercial Mortgage-Backed Securities — Non-Agency	—	185,317,459	—	185,317,459
Asset-Backed Securities — Non-Agency	—	303,624,652	682,238	304,306,890
U.S. Treasury Obligations	136,624,720	—	—	136,624,720
U.S. Government & Agency Obligations	—	106,177,006	—	106,177,006
Foreign Government Obligations	—	10,094,520	—	10,094,520
Municipal Bonds	—	10,016,450	—	10,016,450
Total Bonds	136,624,720	1,491,281,192	682,238	1,628,588,150
Mutual Funds
Money Market Funds	27,666,287	—	—	27,666,287
Total Mutual Funds	27,666,287	—	—	27,666,287
Total	164,291,007	1,491,281,192	682,238	1,656,254,437

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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CMG Ultra Short Term Bond Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,632,891,437)	$1,628,588,150
Affiliated issuers (identified cost $27,666,287)	27,666,287
Total investments (identified cost $1,660,557,724)	1,656,254,437
Cash	63
Receivable for:
Investments sold	8,474
Capital shares sold	3,309,342
Dividends	8,023
Interest	5,091,422
Expense reimbursement due from Investment Manager	212
Trustees' deferred compensation plan	50,453
Total assets	1,664,722,426
Liabilities
Payable for:
Investments purchased	13,828,466
Capital shares purchased	5,534,704
Dividend distributions to shareholders	444,568
Investment management fees	11,299
Other expenses	17,596
Trustees' deferred compensation plan	50,453
Total liabilities	19,887,086
Net assets applicable to outstanding capital stock	$1,644,835,340
Represented by
Paid-in capital	$1,674,923,334
Excess of distributions over net investment income	(350,253)
Accumulated net realized loss	(25,434,454)
Unrealized appreciation (depreciation) on:
Investments	(4,303,287)
Total — representing net assets applicable to outstanding capital stock	$1,644,835,340
Shares outstanding	182,876,288
Net asset value per share	$8.99

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$35,648
Interest	5,159,902
Total income	5,195,550
Expenses:
Investment management fees	2,191,172
Compensation of board members	29,855
Professional fees	19,316
Total expenses	2,240,343
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,171)
Total net expenses	2,191,172
Net investment income	3,004,378
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	169,767
Net realized gain	169,767
Net change in unrealized appreciation (depreciation) on:
Investments	(876,723)
Net change in unrealized depreciation	(876,723)
Net realized and unrealized loss	(706,956)
Net increase in net assets resulting from operations	$2,297,422

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

CMG Ultra Short Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$3,004,378	$7,391,953
Net realized gain	169,767	1,069,121
Net change in unrealized appreciation (depreciation)	(876,723)	929,067
Net increase in net assets resulting from operations	2,297,422	9,390,141
Distributions to shareholders
Net investment income	(3,044,805)	(7,391,723)
Total distributions to shareholders	(3,044,805)	(7,391,723)
Decrease in net assets from capital stock activity	(147,043,775)	(45,827,682)
Total decrease in net assets	(147,791,158)	(43,829,264)
Net assets at beginning of period	1,792,626,498	1,836,455,762
Net assets at end of period	$1,644,835,340	$1,792,626,498
Excess of distributions over net investment income	$(350,253)	$(309,826)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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CMG Ultra Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	56,039,765	504,001,120	150,126,578	1,350,317,682
Distributions reinvested	21,772	195,769	39,565	355,952
Redemptions	(72,410,184)	(651,240,664)	(155,242,254)	(1,396,501,316)
Total decrease	(16,348,647)	(147,043,775)	(5,076,111)	(45,827,682)
Total net decrease	(16,348,647)	(147,043,775)	(5,076,111)	(45,827,682)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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CMG Ultra Short Term Bond Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,
	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$9.00		$8.99	$9.01	$9.02	$9.10		$9.16
Income from investment operations:
Net investment income	0.02		0.04	0.07	0.08	0.13		0.13
Net realized and unrealized gain (loss)	(0.01)		0.01	(0.02)	0.00 (a)	0.00	(a)	0.06
Total from investment operations	0.01		0.05	0.05	0.08	0.13		0.19
Less distributions to shareholders from:
Net investment income	(0.02)		(0.04)	(0.07)	(0.09)	(0.21)		(0.25)
Total distributions to shareholders	(0.02)		(0.04)	(0.07)	(0.09)	(0.21)		(0.25)
Net asset value, end of period	$8.99		$9.00	$8.99	$9.01	$9.02		$9.10
Total return	0.06%		0.52%	0.55%	0.93%	1.45%		2.10	%(b)
Ratios to average net assets(c)
Total gross expenses	0.26	%(d)	0.26%	0.26%	0.26%	0.26	%(e)	0.26	%(e)
Total net expenses(f)	0.25	%(d)	0.25%	0.25%	0.25%	0.25	%(e)	0.25	%(e)
Net investment income	0.34	%(d)	0.40%	0.76%	0.93%	1.39%		1.38%
Supplemental data
Net assets, end of period (in thousands)	$1,644,835		$1,792,626	$1,836,456	$1,365,792	$968,267		$1,205,473
Portfolio turnover	25%		68%	67%	66%	51%		90%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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CMG Ultra Short Term Bond Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund's prospectus for further details, including applicable investment minimums.

Fund Shares

The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Semiannual Report 2015
20

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Fund's investment management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses described below or in the Fund's prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund's average net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund Administrator does not receive a fee for its administration and accounting services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by the Investment Manager.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent fees for the Fund are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2015, unless sooner terminated at the

Semiannual Report 2015
21

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets.

Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangement described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $1,660,558,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,024,000
Unrealized depreciation	(6,328,000)
Net unrealized depreciation	$(4,304,000)

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	685,751
2016	213,699
2017	2,249,159
2018	1,023,617
2019	11,369,928
No expiration — short-term	3,656,370
No expiration — long-term	6,405,697
Total	25,604,221

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $415,541,121 and $507,831,911, respectively, for the six months ended January 31, 2015, of which $9,972,266 and $35,583,634, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, one unaffiliated shareholder of record owned 93.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed

Semiannual Report 2015
22

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2015
23

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
24

CMG Ultra Short Term Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
25

CMG Ultra Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR103_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA GLOBAL INFLATION-LINKED
BOND PLUS FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/user/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Global Inflation-Linked Bond Plus Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Important Information About This Report	27

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Global Inflation-Linked Bond Plus Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Global Inflation-Linked Bond Plus Fund (the Fund) Class Z shares returned 5.05% for the six-month period ended January 31, 2015.

>  The Fund underperformed its benchmark, the Barclays Global Inflation-Linked Index (USD) Hedged, which returned 6.62% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	Life
Class I	03/12/14	5.17	9.48
Class W*	06/25/14	4.95	9.18
Class Z	03/12/14	5.05	9.35
Barclays Global Inflation-Linked Index (USD) Hedged		6.62	10.73

Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Global Inflation-Linked Index (USD) Hedged includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency. The index represents a standalone multi-currency index exposed to the real yield curve for each relevant currency.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

Columbia Global Inflation-Linked Bond Plus Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at January 31, 2015)
Brazil	1.8
France	8.6
Germany	3.4
Italy	10.5
New Zealand	2.8
Portugal	2.2
Spain	2.2
Sweden	1.0
United Kingdom	25.3
United States(a)	42.2
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Quality Breakdown (%) (at January 31, 2015)
AAA rating	44.3
AA rating	38.3
BBB rating	15.1
BB rating	2.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Portfolio Management

Orhan Imer, Ph.D., CFA

Dave Chappell

Semiannual Report 2015
3

Columbia Global Inflation-Linked Bond Plus Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class I	1,000.00	1,000.00	1,051.70	1,021.31	3.86	3.80	0.75
Class W	1,000.00	1,000.00	1,049.50	1,019.30	5.91	5.82	1.15
Class Z	1,000.00	1,000.00	1,050.50	1,020.56	4.63	4.56	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

Columbia Global Inflation-Linked Bond Plus Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Inflation-Indexed Bonds(a) 91.2%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 1.8%
Brazil Notas do Tesouro Nacional Senior Unsecured 08/15/40	6.000%	BRL	202,398	77,878
France 8.4%
France Government Bond OAT 07/25/24	0.250%	EUR	228,341	275,890
France Government Bond OAT 07/25/18	0.250%	EUR	83,117	95,980
Total				371,870
Germany 3.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond 04/15/30	0.500%	EUR	45,426	60,750
Deutsche Bundesrepublik Inflation-Linked Bond 04/15/16	1.500%	EUR	75,471	85,717
Total				146,467
Italy 10.2%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	160,425	184,944
09/15/35	2.350%	EUR	89,571	123,730
09/15/41	2.550%	EUR	48,844	69,615
Senior Unsecured 09/15/23	2.600%	EUR	57,029	74,525
Total				452,814
New Zealand 2.7%
New Zealand Government Bond Senior Unsecured 09/20/25	2.000%	NZD	102,927	76,922
New Zealand Government Bond Senior Unsecured 09/20/30	3.000%	NZD	50,998	42,446
Total				119,368
Spain 2.2%
Spain Government Inflation-Linked Bond(b) 11/30/24	1.800%	EUR	75,029	95,361
Sweden 1.0%
Sweden Inflation-Linked Bond 06/01/25	1.000%	SEK	324,354	45,159
United Kingdom 24.6%
United Kingdom Gilt Inflation-Linked Bond 07/17/24	2.500%	GBP	44,531	89,544
03/22/34	0.750%	GBP	155,016	316,483

Inflation-Indexed Bonds(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
03/22/44	0.125%	GBP	111,374	226,307
03/22/52	0.250%	GBP	47,805	109,896
03/22/62	0.375%	GBP	70,873	190,305
03/22/68	0.125%	GBP	10,298	26,989
Senior Unsecured 03/22/29	0.125%	GBP	75,814	132,607
Total				1,092,131
United States 37.0%
U.S. Treasury Inflation-Indexed Bond 04/15/17	0.125%		51,995	52,669
01/15/21	1.125%		269,930	290,554
01/15/24	0.625%		111,349	117,316
01/15/25	2.375%		43,856	53,970
01/15/26	2.000%		214,203	257,546
01/15/28	1.750%		157,840	187,522
04/15/28	3.625%		58,413	83,791
01/15/29	2.500%		126,513	164,397
04/15/32	3.375%		19,960	29,834
02/15/40	2.125%		180,309	250,052
02/15/44	1.375%		126,680	155,747
Total				1,643,398
Total Inflation-Indexed Bonds (Cost: $3,944,383)				4,044,446

Foreign Government Obligations(a) 2.1%

Portugal 2.1%
Portugal Obrigacoes do Tesouro OT Senior Unsecured(b) 04/15/21	3.850%	EUR	75,000	94,269
Total Foreign Government Obligations (Cost: $107,831)				94,269

Money Market Funds 4.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	175,504	175,504

Total Money Market Funds (Cost: $175,504)	175,504
Total Investments (Cost: $4,227,718)	4,314,219
Other Assets & Liabilities, Net	121,582
Net Assets	4,435,801

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

Columbia Global Inflation-Linked Bond Plus Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	2/23/15	902,000 EUR	1,062,529 USD	43,101	—
Citigroup Global Markets Inc.	2/23/15	24,408 USD	30,000 AUD	—	(1,081)
Standard Chartered Bank	2/23/15	712,000 GBP	1,079,492 USD	7,210	—
Standard Chartered Bank	2/23/15	640,000 SEK	79,279 USD	1,918	—
UBS Securities	2/23/15	150,000 NZD	115,466 USD	6,535	—
Total				58,764	(1,081)

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $16,133 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND	(1)	AUD	(87,067)	03/2015	—	(967)
EURO-BOBL	(2)	EUR	(295,811)	03/2015	—	(3,207)
EURO-BUND	(1)	EUR	(180,111)	03/2015	—	(7,518)
US 10YR NOTE	(2)	USD	(261,750)	03/2015	—	(9,535)
US 5YR NOTE	(3)	USD	(364,031)	03/2015	—	(7,038)
US LONG BOND	(2)	USD	(302,562)	03/2015	—	(21,316)
Total			(1,491,332)		—	(49,581)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $189,630 or 4.27% of net assets.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	167,057	754,084	(745,637)	175,504	56	175,504

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

EUR  Euro

GBP  British Pound

NZD  New Zealand Dollar

SEK  Swedish Krona

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	4,044,446	—	4,044,446
Foreign Government Obligations	—	94,269	—	94,269
Total Bonds	—	4,138,715	—	4,138,715
Mutual Funds
Money Market Funds	175,504	—	—	175,504
Total Mutual Funds	175,504	—	—	175,504
Investments in Securities	175,504	4,138,715	—	4,314,219
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	58,764	—	58,764
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,081)	—	(1,081)
Futures Contracts	(49,581)	—	—	(49,581)
Total	125,923	4,196,398	—	4,322,321

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,052,214)	$4,138,715
Affiliated issuers (identified cost $175,504)	175,504
Total investments (identified cost $4,227,718)	4,314,219
Foreign currency (identified cost $23,051)	21,658
Margin deposits	16,133
Unrealized appreciation on forward foreign currency exchange contracts	58,764
Receivable for:
Investments sold	32,171
Dividends	13
Interest	12,501
Reclaims	1,809
Expense reimbursement due from Investment Manager	404
Prepaid expenses	28
Trustees' deferred compensation plan	1,179
Other assets	15,447
Total assets	4,474,326
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,081
Payable for:
Capital shares purchased	104
Variation margin	5,743
Investment management fees	75
Administration fees	10
Custodian fees	9,398
Printing and postage fees	2,131
Accounting fees	17,456
Other expenses	1,348
Trustees' deferred compensation plan	1,179
Total liabilities	38,525
Net assets applicable to outstanding capital stock	$4,435,801
Represented by
Paid-in capital	$4,312,816
Excess of distributions over net investment income	(209,988)
Accumulated net realized gain	241,928
Unrealized appreciation (depreciation) on:
Investments	86,501
Foreign currency translations	(3,558)
Forward foreign currency exchange contracts	57,683
Futures contracts	(49,581)
Total — representing net assets applicable to outstanding capital stock	$4,435,801

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class I
Net assets	$4,415,612
Shares outstanding	430,283
Net asset value per share	$10.26
Class W
Net assets	$9,929
Shares outstanding	971
Net asset value per share	$10.23
Class Z
Net assets	$10,260
Shares outstanding	1,000
Net asset value per share	$10.26

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$56
Interest	6,960
Total income	7,016
Expenses:
Investment management fees	14,904
Distribution and/or service fees
Class W	13
Transfer agent fees
Class W	13
Class Z	14
Administration fees	1,923
Compensation of board members	8,799
Custodian fees	6,880
Printing and postage fees	14,400
Registration fees	13,137
Professional fees	18,088
Offering costs	6,002
Chief compliance officer expenses	1
Other	2,709
Total expenses	86,883
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(68,827)
Total net expenses	18,056
Net investment loss	(11,040)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(5,798)
Foreign currency translations	(114)
Forward foreign currency exchange contracts	311,670
Futures contracts	(49,237)
Swap contracts	1,827
Net realized gain	258,348
Net change in unrealized appreciation (depreciation) on:
Investments	(3,696)
Foreign currency translations	(2,883)
Forward foreign currency exchange contracts	33,690
Futures contracts	(43,960)
Swap contracts	1,859
Net change in unrealized depreciation	(14,990)
Net realized and unrealized gain	243,358
Net increase in net assets resulting from operations	$232,318

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014(a)(b)
Operations
Net investment income (loss)	$(11,040)	$45,892
Net realized gain	258,348	43,694
Net change in unrealized appreciation (depreciation)	(14,990)	106,035
Net increase in net assets resulting from operations	232,318	195,621
Distributions to shareholders
Net investment income
Class I	(258,555)	—
Class W	(518)	—
Class Z	(555)	—
Net realized gains
Class I	(45,129)	—
Class W	(97)	—
Class Z	(100)	—
Total distributions to shareholders	(304,954)	—
Increase (decrease) in net assets from capital stock activity	(443,923)	4,736,739
Total increase (decrease) in net assets	(516,559)	4,932,360
Net assets at beginning of period	4,952,360	20,000
Net assets at end of period	$4,435,801	$4,952,360
Undistributed (excess of distributions over) net investment income	$(209,988)	$60,680

(a) Based on operations from March 12, 2014 (commencement of operations) through the stated period end.

(b) Class W shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class I shares
Subscriptions	9,533	98,988	506,758	5,069,026
Distributions reinvested	30,167	303,017	—	—
Redemptions	(83,115)	(845,928)	(34,060)	(342,287)
Net increase (decrease)	(43,415)	(443,923)	472,698	4,726,739
Class W shares
Subscriptions	—	—	971	10,000
Net increase	—	—	971	10,000
Total net increase (decrease)	(43,415)	(443,923)	473,669	4,736,739

(a) Based on operations from March 12, 2014 (commencement of operations) through the stated period end.

(b) Class W shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class I	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.41		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.10
Net realized and unrealized gain	0.54		0.31
Total from investment operations	0.52		0.41
Less distributions to shareholders:
Net investment income	(0.57)		—
Net realized gains	(0.10)		—
Total distributions to shareholders	(0.67)		—
Net asset value, end of period	$10.26		$10.41
Total return	5.17%		4.10%
Ratios to average net assets(b)
Total gross expenses	3.61	%(c)	2.18	%(c)
Total net expenses(d)	0.75	%(c)	0.75	%(c)
Net investment income (loss)	(0.46	%)(c)	2.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,416		$4,932
Portfolio turnover	19%		54%

Notes to Financial Highlights

(a)  Based on operations from March 12, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Financial Highlights (continued)

Class W	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.37		$10.30
Income from investment operations:
Net investment income (loss)	(0.05)		0.04
Net realized and unrealized gain	0.54		0.03
Total from investment operations	0.49		0.07
Less distributions to shareholders:
Net investment income	(0.53)		—
Net realized gains	(0.10)		—
Total distributions to shareholders	(0.63)		—
Net asset value, end of period	$10.23		$10.37
Total return	4.95%		0.68%
Ratios to average net assets(b)
Total gross expenses	4.13	%(c)	2.03	%(c)
Total net expenses(d)	1.15	%(c)	1.15	%(c)
Net investment income (loss)	(0.87	%)(c)	3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	19%		54%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Financial Highlights (continued)

Class Z	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.41		$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		0.09
Net realized and unrealized gain	0.53		0.32
Total from investment operations	0.50		0.41
Less distributions to shareholders:
Net investment income	(0.55)		—
Net realized gains	(0.10)		—
Total distributions to shareholders	(0.65)		—
Net asset value, end of period	$10.26		$10.41
Total return	5.05%		4.10%
Ratios to average net assets(b)
Total gross expenses	3.88	%(c)	2.40	%(c)
Total net expenses(d)	0.90	%(c)	0.90	%(c)
Net investment income (loss)	(0.62	%)(c)	2.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	19%		54%

Notes to Financial Highlights

(a)  Based on operations from March 12, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Global Inflation-Linked Bond Plus Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class I, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange (NYSE). Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

Semiannual Report 2015
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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the

Semiannual Report 2015
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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market

Semiannual Report 2015
19

Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2015:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	58,764	—	58,764	—	—	—	58,764

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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	1,081	—	1,081	—	—	—	1,081

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	1,543,922
Derivative Instrument	Average Unrealized Appreciation ($)		Average Unrealized Depreciation ($)
Forward foreign currency exchange contracts	36,249	*	(607	)*
Interest rate swap contracts	565	**	(38	)**

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

**Based on the daily outstanding amounts for the six months ended January 31, 2015.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	58,764
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,081
Interest rate risk	Net assets — unrealized depreciation on futures contracts	49,581 *
Total		50,662

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	311,670	—	—	311,670
Interest rate risk	—	(49,237)	1,827	(47,410)
Total	311,670	(49,237)	1,827	264,260
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	33,690	—	—	33,690
Interest rate risk	—	(43,960)	1,859	(42,101)
Total	33,690	(43,960)	1,859	(8,411)

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2015
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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 changes the accounting for certain reverse repurchase agreements and similar transactions accounted for as secured borrowings. The disclosure requirements are effective for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.62% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.08% of the Fund's average daily net assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or

Semiannual Report 2015
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Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees.

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class W	0.27%
Class Z	0.27

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, however the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through November 30, 2015
Class I	0.75%
Class W	1.15
Class Z	0.90

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $4,228,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$272,000
Unrealized depreciation	(186,000)
Net unrealized appreciation	$86,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

Semiannual Report 2015
24

Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $857,581 and $1,361,430, respectively, for the six months ended January 31, 2015, of which $330,742 and $685,819, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to

$500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing

Semiannual Report 2015
25

Columbia Global Inflation-Linked Bond Plus Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Inflation Protected Securities Risk

Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
26

Columbia Global Inflation-Linked Bond Plus Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
27

Columbia Global Inflation-Linked Bond Plus Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR250_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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CT-MK (03/15) 5383/1125800

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Important Information About This Report	31

Semiannual Report 2015

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund) Class A shares returned 3.07% excluding sales charges for the six-month period that ended January 31, 2015. Class Z shares of the Fund returned 3.20% for the same time period.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 3.70% over the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		3.07	5.85	3.93	3.69
Including sales charges		-0.03	2.63	3.30	3.37
Class B	11/01/02
Excluding sales charges		2.69	5.05	3.15	2.92
Including sales charges		-0.31	2.05	3.15	2.92
Class C	10/13/03
Excluding sales charges		2.85	5.42	3.51	3.27
Including sales charges		1.85	4.42	3.51	3.27
Class R4*	03/19/13	3.28	6.11	4.19	3.95
Class R5*	11/08/12	3.22	6.15	4.20	3.95
Class Z	07/02/84	3.20	6.11	4.19	3.95
Barclays 3-15 Year Blend Municipal Bond Index		3.70	7.00	4.88	4.69

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at January 31, 2015)
AAA rating	2.7
AA rating	59.4
A rating	24.4
BBB rating	7.4
B rating	1.5
Not rated	4.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.
Semiannual Report 2015
4

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.70	1,020.96	4.17	4.15	0.82
Class B	1,000.00	1,000.00	1,026.90	1,017.20	7.98	7.94	1.57
Class C	1,000.00	1,000.00	1,028.50	1,018.85	6.31	6.28	1.24
Class R4	1,000.00	1,000.00	1,032.80	1,022.21	2.90	2.89	0.57
Class R5	1,000.00	1,000.00	1,032.20	1,022.36	2.75	2.74	0.54
Class Z	1,000.00	1,000.00	1,032.00	1,022.21	2.90	2.89	0.57

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011 07/01/27	5.500%	6,635,000	7,838,921
Assisted Living 0.4%
Clackamas County Hospital Facility Authority Refunding Revenue Bonds Robison Jewish Home Series 2005 10/01/19	5.000%	1,000,000	1,011,050
10/01/24	5.125%	1,000,000	1,005,820
Total			2,016,870
Higher Education 5.4%
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014 05/01/34	5.250%	1,000,000	1,157,630
City of Portland Refunding Revenue Bonds Broadway Project LLC Series 2008A 04/01/23	6.250%	3,250,000	3,774,680
Oregon Health & Science University Revenue Bonds Series 2012A 07/01/18	5.000%	1,000,000	1,134,490
Series 2012E 07/01/32	5.000%	7,000,000	8,183,420
Oregon Health & Science University(a) Revenue Bonds Capital Appreciation-Independent School District Series 1996A (NPFGC) 07/01/21	0.000%	9,700,000	8,407,669
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A 10/01/20	5.000%	1,825,000	1,875,370
Total			24,533,259
Hospital 10.9%
Astoria Hospital Facilities Authority Refunding Revenue Bonds Columbia Memorial Hospital Series 2012 08/01/17	4.000%	810,000	850,808

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
08/01/18	4.000%	745,000	787,346
08/01/19	4.000%	855,000	916,577
08/01/20	4.000%	915,000	979,636
08/01/21	4.000%	725,000	773,401
08/01/26	5.000%	1,200,000	1,330,332
08/01/27	5.000%	1,260,000	1,392,880
08/01/31	5.000%	2,860,000	3,117,286
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008 01/01/23	7.375%	2,000,000	2,407,460
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A 09/01/21	5.000%	3,685,000	4,249,763
Klamath Falls Intercommunity Hospital Authority Refunding Revenue Bonds Sky Lakes Medical Center Project Series 2012 09/01/18	5.000%	1,195,000	1,328,816
09/01/19	5.000%	1,255,000	1,413,105
09/01/22	5.000%	500,000	578,145
Oregon State Facilities Authority Refunding Revenue Bonds Legacy Health Project Series 2011A 05/01/20	5.250%	5,000,000	6,009,950
Legacy Health Systems Series 2010A 03/15/16	5.000%	1,500,000	1,573,410
PeaceHealth Project
Series 2009A 11/01/17	5.000%	4,450,000	4,962,506
11/01/19	5.000%	3,695,000	4,351,675
Series 2014A 11/15/29	5.000%	1,600,000	1,910,736
Samaritan Health Services Series 2010A 10/01/22	5.000%	3,450,000	3,960,669
Salem Hospital Facility Authority Revenue Bonds Salem Hospital Project Series 2006A 08/15/27	5.000%	3,500,000	3,645,005
Series 2008A 08/15/15	5.750%	785,000	807,223
08/15/18	5.250%	2,500,000	2,832,350
Total			50,179,079

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent Power 1.4%
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A 01/01/20	5.000%	3,235,000	3,266,735
01/01/21	5.000%	3,000,000	3,025,110
Total			6,291,845
Investor Owned 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A(b) 05/01/33	5.000%	3,750,000	4,216,988
Local General Obligation 35.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM) 06/15/20	5.000%	5,000,000	5,998,900
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001 07/01/31	5.400%	610,000	610,836
Central Oregon Community College District Limited General Obligation Bonds Series 2014 06/01/29	5.000%	500,000	604,880
Unlimited General Obligation Bonds Series 2010 06/15/24	4.750%	2,580,000	3,033,409
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014 06/15/26	5.000%	1,100,000	1,376,727
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012 06/01/25	4.000%	1,875,000	2,127,038
City of Madras Unlimited General Obligation Refunding Bonds Series 2013 02/15/24	4.000%	745,000	805,494
02/15/27	4.500%	500,000	542,440
City of Portland Limited General Obligation Bonds Limited Tax Sellwood Bridge Project Series 2014 06/01/24	5.000%	1,985,000	2,524,027
Limited General Obligation Refunding Bonds Arena Series 2005B 06/01/16	5.000%	3,075,000	3,123,862

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited Tax General Obligation Refunding Bonds Series 2011A 06/01/23	5.000%	6,140,000	7,399,621
Unlimited General Obligation Refunding Bonds Public Safety Projects and Emergency Facilities Series 2014 06/15/24	5.000%	1,885,000	2,429,313
City of Portland(a) Limited Tax General Obligation Bonds Series 2001B 06/01/18	0.000%	4,000,000	3,867,360
06/01/19	0.000%	4,000,000	3,777,640
06/01/20	0.000%	4,000,000	3,712,400
City of Redmond Limited General Obligation Bonds Series 2014A 06/01/27	5.000%	685,000	827,110
City of Salem Limited General Obligation Bonds Series 2009 06/01/26	5.000%	3,315,000	3,831,477
Unlimited General Obligation Bonds Series 2009 06/01/19	5.000%	2,025,000	2,371,761
06/01/20	5.000%	880,000	1,027,734
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009 06/15/24	5.000%	4,150,000	4,848,279
Clackamas & Washington Counties School District No. 3(a) Unlimited General Obligation Bonds Series 2003A (NPFGC) 06/15/17	0.000%	4,000,000	3,929,320
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC) 06/15/15	5.250%	110,000	112,121
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 06/15/25	5.500%	2,485,000	3,338,647
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Refunding Bonds Series 2014 06/15/29	5.000%	1,500,000	1,838,340
Clackamas County School District No. 46 Oregon Trail Unlimited General Obligation Bonds Series 2009A 06/15/25	5.000%	4,350,000	5,073,753
06/15/26	5.000%	3,000,000	3,483,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 62 Limited General Obligation Refunding Bonds Series 2014 06/01/34	5.000%	1,770,000	2,083,131
Columbia Gorge Community College District Unlimited General Obligation Refunding Bonds Series 2012 06/15/18	3.000%	810,000	867,761
06/15/19	2.500%	1,010,000	1,074,519
Columbia Multnomah & Washington Counties School District No. 1J Unlimited General Obligation Bonds Scappoose School District 1J Series 2009 06/15/23	5.000%	1,000,000	1,158,720
06/15/24	5.000%	1,165,000	1,349,909
06/15/25	5.000%	1,275,000	1,475,035
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC) 06/01/27	4.125%	2,000,000	2,133,320
County of Lane Limited General Obligation Bonds Series 2009A 11/01/24	5.000%	1,000,000	1,184,170
11/01/25	5.000%	1,140,000	1,346,374
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC)(a) 06/15/22	0.000%	2,335,000	2,052,488
Jackson County School District No. 549C Medford Unlimited General Obligation Bonds Series 2008 06/15/27	4.625%	1,500,000	1,621,635
06/15/28	4.625%	1,660,000	1,790,061
Jackson County School District No. 9 Eagle Point Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/20	5.500%	1,000,000	1,219,080
06/15/21	5.500%	1,410,000	1,747,794
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B 06/15/28	5.000%	2,095,000	2,523,930
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 12/15/15	5.000%	1,000,000	1,042,130
12/15/16	5.000%	1,000,000	1,085,110

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane & Douglas Counties School District No. 45J3 Unlimited General Obligation Refunding Bonds South Lane Series 2012 06/15/20	3.000%	1,000,000	1,090,440
06/15/21	3.000%	1,610,000	1,761,726
Lane Community College Unlimited General Obligation Bonds Series 2009 06/15/17	4.250%	2,195,000	2,392,835
06/15/18	4.250%	2,000,000	2,239,680
Series 2012 06/15/23	5.000%	1,000,000	1,227,110
Lane County School District No. 1 Pleasant Hill(a) Unlimited General Obligation Series 2014B 06/15/29	0.000%	1,775,000	1,131,261
06/15/30	0.000%	1,825,000	1,096,351
Lane County School District No. 19 Springfield Unlimited General Obligation Series 2015A 06/15/31	5.000%	2,000,000	2,460,560
Lane County School District No. 19 Springfield(a)
Unlimited General Obligation Series 2015B 06/15/33	0.000%	3,770,000	1,974,274
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005 06/01/22	5.000%	1,695,000	1,711,882
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013 06/15/21	4.000%	2,785,000	3,216,452
Salem-Keizer School District No. 24J Unlimited General Obligation Bonds Series 2009A 06/15/16	5.000%	2,500,000	2,658,000
Umatilla County School District No. 16R Pendleton Unlimited General Obligation Bonds Series 2014A 06/15/30	5.000%	1,110,000	1,357,230
06/15/31	5.000%	2,890,000	3,525,511
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010 06/15/29	4.500%	2,360,000	2,670,788
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/19	5.000%	850,000	995,826
06/15/21	5.000%	6,575,000	8,001,578

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin(a) Limited General Obligation Bonds Series 2000 06/15/18	0.000%	2,700,000	2,537,352
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B 06/15/23	4.000%	1,250,000	1,452,325
Unlimited General Obligation Bonds Series 2014 06/15/33	5.000%	4,000,000	4,849,640
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC) 06/15/23	4.500%	8,125,000	8,792,956
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012 06/15/20	4.000%	1,400,000	1,608,586
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A 06/15/24	5.000%	1,780,000	2,168,093
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/21	5.500%	1,000,000	1,250,100
Total			160,541,332
Multi-Family 2.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	4,000,000	4,078,640
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A 04/01/25	5.000%	1,565,000	1,577,629
Oregon State Facilities Authority Refunding Revenue Bonds College Housing Northwest Projects Series 2013A 10/01/18	4.000%	740,000	774,958
10/01/19	4.000%	780,000	821,379

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
10/01/20	4.000%	810,000	855,814
10/01/22	4.000%	875,000	924,682
Total			9,033,102
Municipal Power 1.5%
City of Eugene Electric Utility System Refunding Revenue Bonds Series 2011A 08/01/28	5.000%	2,200,000	2,608,056
08/01/29	5.000%	3,410,000	4,021,788
Total			6,629,844
Ports 0.8%
Port of Morrow Limited General Obligation Bonds Series 2013 06/01/22	4.000%	425,000	450,032
06/01/23	4.000%	440,000	462,647
06/01/24	4.000%	460,000	482,430
06/01/25	4.000%	480,000	500,664
06/01/26	4.000%	500,000	519,185
06/01/27	4.000%	515,000	533,761
06/01/28	4.000%	250,000	257,713
Port of St. Helen's Revenue Bonds Series 1999 08/01/19	5.750%	425,000	425,671
Total			3,632,103
Recreation 0.8%
Oregon State Lottery Revenue Bonds Series 2012B 04/01/18	3.000%	3,600,000	3,864,384
Refunded / Escrowed 11.0%
Clackamas County School District No. 115 Prerefunded 06/15/16 Unlimited General Obligation Bonds Series 2006A (NPFGC)(a) 06/15/25	0.000%	2,250,000	1,492,155
Clackamas County School District No. 12 North Clackamas Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007B (AGM) 06/15/22	5.000%	4,000,000	4,419,360
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC) 06/15/20	4.500%	5,000,000	5,465,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Lottery Prerefunded 04/01/18 Revenue Bonds Series 2008A 04/01/24	5.000%	3,130,000	3,551,674
Prerefunded 04/01/19 Revenue Bonds Series 2009A 04/01/21	5.000%	5,000,000	5,843,750
04/01/22	5.000%	5,000,000	5,843,750
04/01/27	5.000%	4,000,000	4,675,000
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity(c) 08/01/26	6.000%	5,000,000	6,678,850
State of Oregon Department of Administrative Services Prerefunded 05/01/17 Cetificate of Participation Series 2007A (NPFGC) 05/01/24	5.000%	2,630,000	2,893,342
05/01/25	5.000%	2,780,000	3,058,362
05/01/26	5.000%	2,800,000	3,080,364
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity(c) 10/01/18	7.300%	620,000	705,076
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC)(a) 06/15/25	0.000%	4,065,000	2,780,297
Total			50,487,280
Retirement Communities 2.1%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/34	5.125%	4,000,000	4,283,920
Terwilliger Plaza, Inc. Series 2012 12/01/20	5.000%	1,250,000	1,380,725
12/01/22	5.000%	500,000	563,985
Revenue Bonds Terwilliger Plaza Project Series 2006A 12/01/26	5.250%	1,400,000	1,451,856
Medford Hospital Facilities Authority Refunding Revenue Bonds Rogue Valley Manor Series 2013 10/01/22	5.000%	625,000	739,756
10/01/23	5.000%	645,000	764,577
10/01/24	5.000%	455,000	533,087
Total			9,717,906

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.4%
State of Oregon Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2008G 07/01/28	5.200%	1,835,000	1,949,853
Series 2010A 07/01/27	5.250%	470,000	497,147
Series 2011A 07/01/25	5.250%	2,370,000	2,653,096
Series 2011B 07/01/28	5.250%	1,370,000	1,483,943
Total			6,584,039
Special Non Property Tax 10.3%
Oregon State Lottery Refunding Revenue Bonds Series 2014B 04/01/27	5.000%	1,750,000	2,183,265
Series 2015D 04/01/27	5.000%	5,000,000	6,317,550
State of Oregon Department of Transportation Prerefunded 05/15/19 Revenue Bonds Senior Lien Series 2009A 11/15/27	4.750%	7,000,000	8,130,570
Refunding Revenue Bonds Series 2015A 11/15/30	5.000%	8,000,000	9,891,760
Revenue Bonds Senior Lien Series 2007A 11/15/16	5.000%	6,305,000	6,823,460
Territory of Guam Revenue Bonds Series 2011A(c) 01/01/31	5.000%	1,100,000	1,249,765
Tri-County Metropolitan Transportation District Refunding Revenue Bonds Limited Tax Pledge Series 2005A (AGM) 09/01/17	5.000%	4,250,000	4,370,318
Revenue Bonds Series 2009A 09/01/18	4.000%	1,000,000	1,115,510
09/01/21	4.250%	1,815,000	2,045,396
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(c) 10/01/25	5.000%	4,410,000	5,011,744
Total			47,139,338

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 4.5%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A 06/01/31	5.200%	3,290,000	3,647,788
City of Portland Refunding Tax Allocation Bonds 2nd Lien-Downtown Water Series 2011 06/15/18	5.000%	3,095,000	3,487,167
Senior Lien-Oregon Convention Center Series 2011 06/15/20	5.000%	4,305,000	5,055,663
Tax Allocation Bonds Central Eastside Series 2011B 06/15/26	5.000%	1,580,000	1,804,218
06/15/27	5.000%	1,370,000	1,555,402
Lents Town Center Series 2010B 06/15/25	5.000%	1,550,000	1,767,930
06/15/26	5.000%	1,440,000	1,632,658
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001 06/01/15	5.250%	220,000	220,761
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001 02/15/16	5.375%	155,000	155,471
02/15/21	5.625%	1,100,000	1,102,640
Total			20,429,698
State Appropriated 0.8%
State of Oregon Department of Administrative Services Certificate of Participation Series 2009A 05/01/23	5.000%	3,100,000	3,575,726
State General Obligation 0.2%
State of Oregon Unlimited General Obligation Bonds State Board of Higher Education Series 2001A(a) 08/01/17	0.000%	1,050,000	1,029,357

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 2.0%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A 10/01/25	5.000%	4,775,000	5,587,896
10/01/27	5.000%	3,000,000	3,462,990
Total			9,050,886
Water & Sewer 5.4%
City of Albany Limited General Obligation Refunding Bonds Series 2013 08/01/22	4.000%	1,240,000	1,439,318
08/01/23	4.000%	1,290,000	1,504,449
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A 06/15/17	5.000%	1,500,000	1,659,390
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B 10/01/16	5.000%	5,330,000	5,740,303
Revenue Bonds Series 2014A 05/01/28	4.000%	3,390,000	3,844,599
City of Woodburn Wastewater Refunding Revenue Bonds Series 2011A 03/01/18	3.000%	1,115,000	1,179,246
03/01/19	5.000%	3,490,000	3,992,316
03/01/22	5.000%	4,620,000	5,537,255
Total			24,896,876
Total Municipal Bonds (Cost: $415,746,872)			451,688,833

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(d)	2,009,222	2,009,222
Total Money Market Funds (Cost: $2,009,222)		2,009,222
Total Investments (Cost: $417,756,094)		453,698,055
Other Assets & Liabilities, Net		5,032,981
Net Assets		458,731,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Variable rate security.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $13,645,435 or 2.97% of net assets.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	451,688,833	—	451,688,833
Total Bonds	—	451,688,833	—	451,688,833
Mutual Funds
Money Market Funds	2,009,222	—	—	2,009,222
Total Mutual Funds	2,009,222	—	—	2,009,222
Total	2,009,222	451,688,833	—	453,698,055

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $417,756,094)	$453,698,055
Cash	3,725,339
Receivable for:
Investments sold	148,897
Capital shares sold	938,011
Dividends	1
Interest	4,088,954
Expense reimbursement due from Investment Manager	285
Prepaid expenses	2,266
Trustees' deferred compensation plan	48,518
Total assets	462,650,326
Liabilities
Payable for:
Investments purchased	2,462,160
Capital shares purchased	210,358
Dividend distributions to shareholders	1,109,476
Investment management fees	5,012
Distribution and/or service fees	750
Transfer agent fees	54,220
Administration fees	849
Chief compliance officer expenses	21
Other expenses	27,926
Trustees' deferred compensation plan	48,518
Total liabilities	3,919,290
Net assets applicable to outstanding capital stock	$458,731,036
Represented by
Paid-in capital	$424,746,188
Undistributed net investment income	262,272
Accumulated net realized loss	(2,219,385)
Unrealized appreciation (depreciation) on:
Investments	35,941,961
Total — representing net assets applicable to outstanding capital stock	$458,731,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$40,847,119
Shares outstanding	3,186,861
Net asset value per share	$12.82
Maximum offering price per share(a)	$13.25
Class B
Net assets	$10,824
Shares outstanding	845
Net asset value per share	$12.81
Class C
Net assets	$24,624,236
Shares outstanding	1,921,070
Net asset value per share	$12.82
Class R4
Net assets	$161,134
Shares outstanding	12,574
Net asset value per share(b)	$12.82
Class R5
Net assets	$11,062,441
Shares outstanding	864,268
Net asset value per share	$12.80
Class Z
Net assets	$382,025,282
Shares outstanding	29,804,183
Net asset value per share	$12.82

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends	$200
Interest	7,931,298
Total income	7,931,498
Expenses:
Investment management fees	895,393
Distribution and/or service fees
Class A	49,661
Class B	51
Class C	120,169
Transfer agent fees
Class A	21,656
Class B	6
Class C	13,087
Class R4	63
Class R5	2,359
Class Z	203,931
Administration fees	151,769
Compensation of board members	14,495
Custodian fees	2,122
Printing and postage fees	14,640
Registration fees	12,352
Professional fees	18,542
Chief compliance officer expenses	113
Other	5,822
Total expenses	1,526,231
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(81,061)
Fees waived by Distributor — Class C	(39,988)
Total net expenses	1,405,182
Net investment income	6,526,316
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	280,733
Net realized gain	280,733
Net change in unrealized appreciation (depreciation) on:
Investments	7,177,794
Net change in unrealized appreciation	7,177,794
Net realized and unrealized gain	7,458,527
Net increase in net assets resulting from operations	$13,984,843

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$6,526,316	$13,237,566
Net realized gain (loss)	280,733	(2,500,118)
Net change in unrealized appreciation	7,177,794	12,991,628
Net increase in net assets resulting from operations	13,984,843	23,729,076
Distributions to shareholders
Net investment income
Class A	(543,091)	(1,063,203)
Class B	(103)	(187)
Class C	(278,300)	(576,032)
Class R4	(1,716)	(607)
Class R5	(142,853)	(222,645)
Class Z	(5,590,898)	(11,355,571)
Net realized gains
Class A	—	(89)
Class C	—	(59)
Class R5	—	(18)
Class Z	—	(908)
Total distributions to shareholders	(6,556,961)	(13,219,319)
Increase (decrease) in net assets from capital stock activity	10,633,627	(27,910,321)
Total increase (decrease) in net assets	18,061,509	(17,400,564)
Net assets at beginning of period	440,669,527	458,070,091
Net assets at end of period	$458,731,036	$440,669,527
Undistributed net investment income	$262,272	$292,917

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	365,483	4,625,230	893,255	11,066,878
Distributions reinvested	41,159	522,332	81,883	1,019,858
Redemptions	(228,672)	(2,897,769)	(846,256)	(10,507,721)
Net increase	177,970	2,249,793	128,882	1,579,015
Class B shares
Subscriptions	793	10,000	—	—
Distributions reinvested	8	103	15	186
Redemptions(a)	—	—	(1,541)	(19,137)
Net increase (decrease)	801	10,103	(1,526)	(18,951)
Class C shares
Subscriptions	185,717	2,358,196	269,741	3,363,719
Distributions reinvested	20,174	256,004	41,382	515,112
Redemptions	(164,149)	(2,078,499)	(549,139)	(6,800,179)
Net increase (decrease)	41,742	535,701	(238,016)	(2,921,348)
Class R4 shares
Subscriptions	6,467	82,000	5,884	73,601
Distributions reinvested	135	1,716	48	601
Redemptions	(119)	(1,513)	(36)	(457)
Net increase	6,483	82,203	5,896	73,745
Class R5 shares
Subscriptions	244,928	3,107,164	293,944	3,629,511
Distributions reinvested	11,260	142,699	17,877	222,507
Redemptions	(34,665)	(440,581)	(106,662)	(1,317,976)
Net increase	221,523	2,809,282	205,159	2,534,042
Class Z shares
Subscriptions	1,238,658	15,703,477	1,515,187	18,911,904
Distributions reinvested	329,648	4,183,300	678,138	8,441,435
Redemptions	(1,179,424)	(14,940,232)	(4,567,746)	(56,510,163)
Net increase (decrease)	388,882	4,946,545	(2,374,421)	(29,156,824)
Total net increase (decrease)	837,401	10,633,627	(2,274,026)	(27,910,321)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.61		$12.30		$12.95		$12.49		$12.67		$12.17		$12.07
Income from investment operations:
Net investment income	0.17		0.35		0.34		0.34		0.40		0.41		0.45
Net realized and unrealized gain (loss)	0.21		0.31		(0.65)		0.46		(0.15)		0.51		0.09
Total from investment operations	0.38		0.66		(0.31)		0.80		0.25		0.92		0.54
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.34)		(0.34)		(0.41)		(0.42)		(0.45)
Net realized gains	—		(0.00	)(b)	—		—		(0.02)		—		—
Total distributions to shareholders	(0.17)		(0.35)		(0.34)		(0.34)		(0.43)		(0.42)		(0.45)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$12.82		$12.61		$12.30		$12.95		$12.49		$12.67		$12.17
Total return	3.07%		5.43%		(2.47%)		6.50%		2.07%		7.68%		4.70%
Ratios to average net assets(c)
Total gross expenses	0.86	%(d)	0.86%		0.86%		0.86	%(d)	0.89%		0.89%		0.89%
Total net expenses(e)	0.82	%(d)	0.81	%(f)	0.80	%(f)	0.79	%(d)(f)	0.80	%(f)	0.78	%(f)	0.75	%(f)
Net investment income	2.72	%(d)	2.81%		2.65%		2.92	%(d)	3.28%		3.35%		3.74%
Supplemental data
Net assets, end of period (in thousands)	$40,847		$37,935		$35,438		$31,484		$24,998		$27,661		$15,507
Portfolio turnover	5%		9%		15%		9%		13%		12%		8%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.60		$12.30		$12.95		$12.49		$12.67		$12.17		$12.07
Income from investment operations:
Net investment income	0.12		0.26		0.25		0.26		0.32		0.33		0.36
Net realized and unrealized gain (loss)	0.22		0.30		(0.66)		0.45		(0.17)		0.49		0.09
Total from investment operations	0.34		0.56		(0.41)		0.71		0.15		0.82		0.45
Less distributions to shareholders:
Net investment income	(0.13)		(0.26)		(0.24)		(0.25)		(0.31)		(0.32)		(0.36)
Net realized gains	—		(0.00	)(b)	—		—		(0.02)		—		—
Total distributions to shareholders	(0.13)		(0.26)		(0.24)		(0.25)		(0.33)		(0.32)		(0.36)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$12.81		$12.60		$12.30		$12.95		$12.49		$12.67		$12.17
Total return	2.69%		4.63%		(3.19%)		5.77%		1.30%		6.88%		3.92%
Ratios to average net assets(c)
Total gross expenses	1.63	%(d)	1.60%		1.61%		1.61	%(d)	1.66%		1.64%		1.64%
Total net expenses(e)	1.57	%(d)	1.56	%(f)	1.55	%(f)	1.54	%(d)(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)
Net investment income	1.97	%(d)	2.08%		1.91%		2.22	%(d)	2.57%		2.66%		3.02%
Supplemental data
Net assets, end of period (in thousands)	$11		$1		$19		$41		$79		$403		$641
Portfolio turnover	5%		9%		15%		9%		13%		12%		8%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.61		$12.31		$12.95		$12.49		$12.67		$12.17		$12.07
Income from investment operations:
Net investment income	0.15		0.30		0.29		0.29		0.35		0.37		0.40
Net realized and unrealized gain (loss)	0.21		0.30		(0.64)		0.46		(0.15)		0.50		0.09
Total from investment operations	0.36		0.60		(0.35)		0.75		0.20		0.87		0.49
Less distributions to shareholders:
Net investment income	(0.15)		(0.30)		(0.29)		(0.29)		(0.36)		(0.37)		(0.40)
Net realized gains	—		(0.00	)(b)	—		—		(0.02)		—		—
Total distributions to shareholders	(0.15)		(0.30)		(0.29)		(0.29)		(0.38)		(0.37)		(0.40)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$12.82		$12.61		$12.31		$12.95		$12.49		$12.67		$12.17
Total return	2.85%		4.93%		(2.78%)		6.10%		1.65%		7.25%		4.28%
Ratios to average net assets(c)
Total gross expenses	1.61	%(d)	1.61%		1.61%		1.61	%(d)	1.64%		1.64%		1.64%
Total net expenses(e)	1.24	%(d)	1.21	%(f)	1.20	%(f)	1.19	%(d)(f)	1.19	%(f)	1.18	%(f)	1.15	%(f)
Net investment income	2.31	%(d)	2.41%		2.25%		2.51	%(d)	2.88%		2.96%		3.34%
Supplemental data
Net assets, end of period (in thousands)	$24,624		$23,694		$26,055		$23,812		$18,069		$16,722		$11,332
Portfolio turnover	5%		9%		15%		9%		13%		12%		8%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$12.60		$12.30		$12.83
Income from investment operations:
Net investment income	0.19		0.38		0.13
Net realized and unrealized gain (loss)	0.22		0.30		(0.53)
Total from investment operations	0.41		0.68		(0.40)
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.13)
Net realized gains	—		(0.00	)(b)	—
Total distributions to shareholders	(0.19)		(0.38)		(0.13)
Net asset value, end of period	$12.82		$12.60		$12.30
Total return	3.28%		5.58%		(3.13%)
Ratios to average net assets(c)
Total gross expenses	0.61	%(d)	0.62%		0.58	%(d)
Total net expenses(e)	0.57	%(d)	0.56	%(f)	0.56	%(d)
Net investment income	3.00	%(d)	3.08%		2.92	%(d)
Supplemental data
Net assets, end of period (in thousands)	$161		$77		$2
Portfolio turnover	5%		9%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$12.59		$12.29		$12.99
Income from investment operations:
Net investment income	0.19		0.38		0.27
Net realized and unrealized gain (loss)	0.21		0.30		(0.70)
Total from investment operations	0.40		0.68		(0.43)
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.27)
Net realized gains	—		(0.00	)(b)	—
Total distributions to shareholders	(0.19)		(0.38)		(0.27)
Net asset value, end of period	$12.80		$12.59		$12.29
Total return	3.22%		5.64%		(3.38%)
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.56%		0.55	%(d)
Total net expenses(e)	0.54	%(d)	0.53%		0.54	%(d)
Net investment income	3.01	%(d)	3.09%		2.97	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,062		$8,092		$5,377
Portfolio turnover	5%		9%		15%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.61		$12.31		$12.95		$12.49		$12.67		$12.17		$12.07
Income from investment operations:
Net investment income	0.19		0.38		0.37		0.37		0.43		0.45		0.48
Net realized and unrealized gain (loss)	0.21		0.30		(0.64)		0.46		(0.15)		0.50		0.09
Total from investment operations	0.40		0.68		(0.27)		0.83		0.28		0.95		0.57
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.37)		(0.37)		(0.44)		(0.45)		(0.48)
Net realized gains	—		(0.00	)(b)	—		—		(0.02)		—		—
Total distributions to shareholders	(0.19)		(0.38)		(0.37)		(0.37)		(0.46)		(0.45)		(0.48)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.01
Net asset value, end of period	$12.82		$12.61		$12.31		$12.95		$12.49		$12.67		$12.17
Total return	3.20%		5.61%		(2.14%)		6.73%		2.31%		7.95%		4.96%
Ratios to average net assets(c)
Total gross expenses	0.61	%(d)	0.61%		0.61%		0.61	%(d)	0.64%		0.64%		0.64%
Total net expenses(e)	0.57	%(d)	0.56	%(f)	0.55	%(f)	0.54	%(d)(f)	0.55	%(f)	0.53	%(f)	0.50	%(f)
Net investment income	2.97	%(d)	3.06%		2.90%		3.17	%(d)	3.53%		3.63%		4.02%
Supplemental data
Net assets, end of period (in thousands)	$382,025		$370,871		$391,179		$437,800		$402,393		$450,422		$416,275
Portfolio turnover	5%		9%		15%		9%		13%		12%		8%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Effective February 19, 2015, Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a CDSC of 0.75% on certain investments of $500,000 or more if redeemed within 12 months of purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays

Semiannual Report 2015
26

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.12
Class C	0.11
Class R4	0.11
Class R5	0.05
Class Z	0.11

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Semiannual Report 2015
27

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Effective December 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to December 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.40% annually of the average daily net assets attributable to Class C shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $43,460 for Class A and $316 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	0.84%	0.81%
Class B	1.59	1.56
Class C	1.59	1.56
Class R4	0.59	0.56
Class R5	0.55	0.53
Class Z	0.59	0.56

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $417,756,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,946,000
Unrealized depreciation	(4,000)
Net unrealized appreciation	$35,942,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	1,396,925
No expiration — long-term	1,103,193
Total	2,500,118

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $34,226,415 and $20,977,203, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At January 31, 2015, one unaffiliated shareholder of record owned 15.6% of the outstanding shares of the Fund in one or

Semiannual Report 2015
28

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil

Semiannual Report 2015
29

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR207_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA TAX-EXEMPT FUND

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	35
Statement of Operations	37
Statement of Changes in Net Assets	38
Financial Highlights	40
Notes to Financial Statements	46
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Tax-Exempt Fund (the Fund) Class A shares returned 5.52% excluding sales charges for the six-month period that ended January 31, 2015. Class Z shares of the Fund returned 5.63% for the same time period.

>  The Fund's benchmark, the Barclays Municipal Bond Index, returned 4.52% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/21/78
Excluding sales charges		5.52	10.63	6.15	4.82
Including sales charges		2.34	7.28	5.50	4.50
Class B	05/05/92
Excluding sales charges		5.13	9.89	5.35	4.04
Including sales charges		0.13	4.89	5.03	4.04
Class C	08/01/97
Excluding sales charges		5.18	10.10	5.56	4.22
Including sales charges		4.18	9.10	5.56	4.22
Class R4*	03/19/13	5.55	10.85	6.23	4.86
Class R5*	12/11/13	5.66	10.92	6.22	4.85
Class Z*	09/16/05	5.63	10.85	6.35	5.01
Barclays Municipal Bond Index		4.52	8.86	5.42	4.82

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at January 31, 2015)
California	13.6
Illinois	12.2
Texas	8.8
Massachusetts	6.3
New York	5.6
Florida	4.9
Wisconsin	4.1
Minnesota	3.8
New Jersey	3.0
Washington	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at January 31, 2015)
AAA rating	3.6
AA rating	18.1
A rating	41.3
BBB rating	19.4
BB rating	2.5
B rating	1.3
CCC rating	0.2
Not rated	13.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Kimberly Campbell

Semiannual Report 2015

Columbia Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.20	1,021.21	3.97	3.90	0.77
Class B	1,000.00	1,000.00	1,051.30	1,017.45	7.82	7.69	1.52
Class C	1,000.00	1,000.00	1,051.80	1,018.60	6.64	6.53	1.29
Class R4	1,000.00	1,000.00	1,055.50	1,022.21	2.94	2.89	0.57
Class R5	1,000.00	1,000.00	1,056.60	1,022.56	2.58	2.54	0.50
Class Z	1,000.00	1,000.00	1,056.30	1,022.21	2.94	2.89	0.57

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 99.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.2%
County of Jefferson Revenue Bonds Series 2004A 01/01/23	5.250%	7,500,000	7,593,750
Alaska 0.6%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	18,330,000	20,506,504
10/01/41	7.750%	4,350,000	4,869,129
Total			25,375,633
Arizona 1.9%
Arizona Health Facilities Authority Refunding Revenue Bonds Scottsdale Lincoln Hospital Project Series 2014 12/01/42	5.000%	7,000,000	8,080,800
Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	7,800,000	8,545,134
Series 2014A 01/01/44	5.000%	14,000,000	16,224,180
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010 05/15/35	5.000%	13,750,000	15,606,525
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT(a) 09/01/21	8.200%	9,280,000	11,883,783
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	9,775,000	11,170,772
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007 12/01/32	5.000%	5,400,000	6,459,696
Total			77,970,890

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.3%
Pulaski County Public Facilities Board Revenue Bonds Series 2014 12/01/39	5.000%	8,725,000	10,153,021
12/01/42	5.000%	2,000,000	2,314,460
Total			12,467,481
California 13.6%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/26	6.125%	3,420,000	4,087,174
07/01/41	6.125%	7,015,000	8,241,432
Revenue Bonds Sharp Healthcare Series 2009 08/01/39	6.250%	4,000,000	4,762,760
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	1,665,000	1,660,838
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Mortgage Notes Series 2004 10/01/13	13.000%	400,000	199,996
10/01/15	8.375%	1,740,000	587,233
10/01/19	8.750%	8,670,000	2,926,038
Series 2010 10/01/20	8.375%	1,415,000	537,686
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	110,000	133,026
Providence Health & Services Series 2008C 10/01/28	6.250%	2,000,000	2,403,820
Revenue Bonds Kaiser Permanente Series 2006A 04/01/39	5.250%	4,500,000	4,687,290
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	1,200,000	1,252,824
Series 2006K AMT 02/01/42	5.500%	1,190,000	1,214,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority Revenue Bonds American Heritage Education Foundation Project Series 2006A 06/01/36	5.250%	1,750,000	1,729,945
Biola University Series 2008 10/01/34	5.875%	4,000,000	4,460,880
California Municipal Finance Authority(a)(b)(d) Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32	7.500%	1,830,000	2,120,659
California State Public Works Board Revenue Bonds Series 2014A 09/01/39	5.000%	7,000,000	8,267,350
Various Capital Projects Series 2012A 04/01/37	5.000%	4,660,000	5,383,791
Subordinated Series 2009I-1 11/01/29	6.125%	6,000,000	7,435,740
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/29	5.000%	1,650,000	1,742,466
11/01/34	5.000%	3,700,000	3,826,762
Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	3,555,000	3,769,402
California Baptist University Series 2014A 11/01/33	6.125%	1,560,000	1,792,721
11/01/43	6.375%	1,035,000	1,196,325
John Muir Health Series 2006A 08/15/32	5.000%	1,000,000	1,060,500
Kaiser Permanente Series 2006B 03/01/45	5.250%	9,000,000	9,389,070
Lancer Plaza Project Series 2013 11/01/43	5.875%	1,875,000	2,033,550
Loma Linda University Medical Center Series 2014 12/01/44	5.250%	3,500,000	3,913,070
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	5,500,000	6,125,680
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)(f) 08/01/24	0.000%	9,445,000	7,438,315

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/22	4.000%	1,500,000	1,646,220
09/01/24	5.000%	1,110,000	1,287,611
09/01/25	5.000%	790,000	909,962
09/01/26	5.000%	1,230,000	1,409,531
09/01/27	5.000%	1,280,000	1,459,648
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA) 05/01/23	7.600%	6,440,000	8,163,666
City of San Francisco Public Utilities Commission Water Revenue Bonds Series 2006A (AGM) 11/01/31	4.500%	8,000,000	8,366,160
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,500,000	2,856,650
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	4,000,000	4,588,360
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/33	6.250%	3,845,000	4,642,184
Series 2014A 01/15/46	5.750%	19,005,000	22,461,059
Foothill-Eastern Transportation Corridor Agency(f) Revenue Bonds Capital Appreciation-Senior Lien Series 1995A Escrowed to Maturity 01/01/18	0.000%	10,000,000	9,798,100
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC)(f) 08/01/22	0.000%	2,180,000	1,809,378
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/29	5.000%	4,800,000	5,574,960
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC)(f) 08/01/23	0.000%	9,790,000	7,910,222

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT(a) 04/01/16	8.000%	7,000,000	7,633,920
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity 10/01/21	8.750%	6,165,000	8,968,226
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	4,304,453
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	4,500,000	5,225,985
05/15/39	5.250%	17,000,000	19,688,720
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT(a) 05/01/44	5.000%	24,000,000	27,517,920
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	584,790
08/01/39	6.625%	1,500,000	1,762,320
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM)(f) 08/01/18	0.000%	1,785,000	1,696,410
State of California Unlimited General Obligation Bonds Series 2002 (AMBAC) 04/01/17	6.000%	2,500,000	2,799,500
Series 2006 10/01/36	4.500%	4,015,000	4,219,604
Various Purpose Series 2005 03/01/32	5.000%	1,500,000	1,571,670
Series 2007 12/01/32	5.000%	8,000,000	8,902,000
06/01/37	5.000%	13,145,000	14,304,783
11/01/37	5.000%	18,000,000	19,866,960
12/01/37	5.000%	10,200,000	11,289,462
Series 2008 03/01/27	5.500%	1,000,000	1,138,140
03/01/38	5.250%	8,250,000	9,283,313
Series 2009 04/01/31	5.750%	32,500,000	38,336,025
04/01/35	6.000%	15,000,000	18,144,000
04/01/38	6.000%	22,500,000	27,195,300

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
11/01/39	5.500%	15,520,000	18,278,990
Series 2010 03/01/30	5.250%	3,000,000	3,529,560
03/01/33	6.000%	5,000,000	6,194,600
03/01/40	5.500%	17,200,000	20,124,344
Series 2011 09/01/30	5.250%	8,750,000	10,514,438
Series 2012 04/01/35	5.250%	19,275,000	23,040,949
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	34,950,000	37,297,591
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	6,000	6,025
Temecula Public Financing Authority Refunding Special Tax Bonds Wolf Creek Community Facilities District Series 2012 09/01/27	5.000%	1,275,000	1,435,472
09/01/28	5.000%	1,315,000	1,475,154
09/01/29	5.000%	1,405,000	1,570,762
09/01/30	5.000%	1,480,000	1,650,392
09/01/31	5.000%	1,555,000	1,728,149
University of California Revenue Bonds General Series 2009Q 05/15/34	5.000%	5,750,000	6,304,588
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC) 08/01/24	6.000%	2,320,000	2,779,383
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC)(f) 09/01/18	0.000%	1,160,000	1,086,642
Total			558,715,084
Colorado 2.4%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	450,000	456,642
12/01/22	4.950%	1,570,000	1,558,837
12/01/26	5.000%	1,575,000	1,540,224
Board of Governors of Colorado State University System Revenue Bonds Series 2008A (AGM) 03/01/27	5.000%	1,250,000	1,379,963

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT(a) 10/01/32	5.250%	5,000,000	5,186,000
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartments LLC Series 2008 06/01/33	5.500%	2,000,000	2,238,260
06/01/38	5.500%	6,000,000	6,714,780
Colorado Educational & Cultural Facilities Authority(b) Improvement Refunding Revenue Bonds Skyview Charter School Series 2014 07/01/34	5.125%	1,525,000	1,630,698
07/01/44	5.375%	2,100,000	2,248,890
07/01/49	5.500%	925,000	989,759
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/33	5.000%	5,500,000	6,001,820
Valley View Hospital Association Series 2008 05/15/28	5.500%	5,745,000	6,351,327
Revenue Bonds Catholic Health Initiatives Series 2013A 01/01/45	5.250%	10,000,000	11,537,200
Health Facilities Evangelical Lutheran Series 2005 06/01/23	5.250%	1,200,000	1,259,292
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	5,000,000	5,756,700
E-470 Public Highway Authority(f) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) 09/01/22	0.000%	6,515,000	5,531,040
Senior Series 2000B (NPFGC) 09/01/18	0.000%	18,600,000	17,409,228
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/30	5.750%	1,500,000	1,622,970
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	2,765,000	2,830,171
12/15/37	5.500%	3,100,000	3,156,606

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A 11/15/29	6.000%	5,000,000	5,977,550
Revenue Bonds Series 2012A 11/15/42	5.000%	7,325,000	8,184,735
Total			99,562,692
Connecticut 1.0%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/30	5.600%	1,000,000	1,059,120
City of Hartford Unrefunded Unlimited General Obligation Bonds Series 2012A (AGM) 04/01/32	5.000%	245,000	281,843
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC) 11/01/20	5.000%	10,000	10,410
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/28	5.000%	750,000	844,800
Connecticut Housing Finance Authority(a) Revenue Bonds Subordinated Series 2012B-2 AMT 11/15/32	4.050%	1,000,000	1,031,350
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	1,500,000	1,664,325
Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 08/15/27	5.500%	2,375,000	2,465,487
Connecticut State Health & Educational Facility Authority Revenue Bonds Connecticut College Series 2011H-1 07/01/41	5.000%	1,625,000	1,828,596
Danbury Hospital Series 2006H (AMBAC) 07/01/33	4.500%	2,000,000	2,016,620
Hartford Healthcare Series 2011A 07/01/32	5.000%	500,000	556,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loomis Chaffe School Series 2005F (AMBAC) 07/01/25	5.250%	2,035,000	2,649,835
07/01/26	5.250%	1,045,000	1,375,816
Middlesex Hospital Series 2011N 07/01/24	5.000%	425,000	483,595
07/01/26	5.000%	900,000	1,017,567
Sacred Heart University Series 2011G 07/01/31	5.375%	500,000	560,485
Stamford Hospital Series 2012J 07/01/37	5.000%	1,000,000	1,120,820
State Supported Child Care Series 2011 07/01/28	5.000%	1,030,000	1,184,459
07/01/29	5.000%	860,000	988,415
Western Connecticut Health Series 2011M 07/01/41	5.375%	1,500,000	1,695,360
Western Connecticut Health Network Series 2011 07/01/29	5.000%	1,000,000	1,120,930
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	8,750,000	10,688,825
Materials Innovation and Recycling Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT(a) 11/15/15	5.500%	1,500,000	1,506,855
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/28	5.375%	1,750,000	1,923,180
State of Connecticut Revenue Bonds Revolving Fund Series 2009A 06/01/26	5.000%	1,000,000	1,165,070
University of Connecticut Revenue Bonds Series 2009A 02/15/28	5.000%	500,000	569,775
Total			39,809,673

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.2%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010 02/01/31	5.400%	5,000,000	5,740,050
Revenue Bonds Newark Charter School Series 2012 09/01/32	4.625%	2,000,000	2,083,300
09/01/42	5.000%	1,350,000	1,459,350
Total			9,282,700
District of Columbia —%
District of Columbia Revenue Bonds KIPP Charter School Series 2013 07/01/33	6.000%	250,000	298,650
07/01/48	6.000%	1,150,000	1,352,550
Total			1,651,200
Florida 4.9%
Brevard County Health Facilities Authority Prerefunded 04/01/16 Revenue Bonds Health First, Inc. Project Series 2005 04/01/24	5.000%	1,800,000	1,899,666
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC)(f) 04/01/17	0.000%	375,000	302,535
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	7,530,000	7,542,123
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d) 07/15/32	7.000%	1,820,000	728,055
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015(g) 11/15/45	5.000%	33,000,000	37,719,330
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT(a) 10/01/25	5.000%	6,000,000	7,080,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Escambia Revenue Bonds Environment Series 2003A AMT(a) 11/01/27	5.750%	2,750,000	2,753,465
County of Miami-Dade Aviation(a) Refunding Revenue Bonds Series 2014A AMT 10/01/33	5.000%	10,000,000	11,612,800
10/01/36	5.000%	21,400,000	24,657,936
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) 10/01/19	6.000%	1,030,000	1,172,119
Unrefunded Revenue Bonds Series 1992 (NPFGC) 10/01/19	6.000%	100,000	103,025
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2012A 06/15/22	5.500%	1,240,000	1,298,788
06/15/32	6.000%	4,000,000	4,129,400
06/15/43	6.125%	5,000,000	5,144,300
Renaissance Charter School Projects Series 2013A 06/15/44	8.500%	15,000,000	17,278,800
Florida Development Finance Corp.(b) Revenue Bonds Miami Arts Charter School Project Series 2014A 06/15/34	5.875%	420,000	434,028
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G 11/15/21	5.125%	70,000	75,882
Highlands County Health Facilities Authority(h) Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006C 11/15/36	5.250%	215,000	233,546
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007 11/01/38	5.250%	5,000,000	5,356,500
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A 07/01/44	5.000%	5,000,000	5,753,150

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority Revenue Bonds Series 1991A Escrowed to Maturity 10/01/22	6.875%	2,000,000	2,599,060
Series 2011A 10/01/40	7.250%	7,000,000	8,704,360
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT(a)(b) 07/01/36	8.000%	12,000,000	12,415,320
Orange County School Board Certificate of Participation Series 2005B (AMBAC) 08/01/25	5.000%	2,440,000	2,497,706
Palm Beach County Health Facilities Authority Refunding Revenue Bonds Boca Raton Community Hospital Obligation Group Series 2014 12/01/31	5.000%	1,500,000	1,748,280
Revenue Bonds Sinai Residences of Boca Raton Series 2014 06/01/34	7.250%	685,000	789,620
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC) 07/01/28	5.500%	6,980,000	8,482,934
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A(b)(c) 10/01/27	5.250%	9,750,000	10,414,365
State of Florida Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B 06/01/26	5.000%	5,525,000	6,306,622
06/01/27	5.000%	5,800,000	6,583,522
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/25	5.750%	2,500,000	3,050,775
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	2,800,000	2,806,272
Total			201,675,184

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.7%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A 08/01/25	5.000%	1,250,000	1,252,350
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC) 11/01/22	5.500%	5,475,000	6,681,526
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	6,986,063
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	30,000,000	33,949,500
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014(b)(f) 06/01/24	0.000%	625,000	370,400
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N 07/01/18	6.250%	280,000	308,823
Series 1992P (AMBAC) 07/01/20	6.250%	4,710,000	5,254,806
07/01/26	5.250%	1,000,000	1,284,920
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity (NPFGC IBC) 01/01/18	6.600%	2,735,000	3,035,713
Unrefunded Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	7,835,000	8,583,164
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	3,000,000	3,091,050
Total			70,798,315
Guam 0.1%
Territory of Guam(c) Revenue Bonds Section 30 Series 2009A 12/01/34	5.750%	4,150,000	4,654,059

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A 01/01/42	5.125%	800,000	902,296
Total			5,556,355
Hawaii 0.7%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	6,500,000	7,320,885
Series 2010B 07/01/30	5.625%	1,220,000	1,437,807
07/01/40	5.750%	1,630,000	1,904,101
State of Hawaii Airports System Certificate of Participation Series 2013 AMT(a) 08/01/28	5.000%	1,775,000	2,062,089
State of Hawaii Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/21	5.000%	1,000,000	1,144,500
11/15/27	5.000%	1,400,000	1,576,750
11/15/32	5.125%	1,300,000	1,452,308
11/15/37	5.250%	1,945,000	2,179,489
Revenue Bonds 15 Craigside Project Series 2009A 11/15/29	8.750%	1,000,000	1,275,320
11/15/44	9.000%	3,000,000	3,797,580
Hawaii Pacific University Series 2013A 07/01/33	6.625%	1,430,000	1,630,457
07/01/43	6.875%	2,795,000	3,215,116
Total			28,996,402
Idaho 0.7%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/34	7.750%	9,135,000	9,909,922
10/01/44	8.000%	3,635,000	3,939,904
10/01/49	8.125%	4,365,000	4,753,179
Trinity Health Group Series 2008B 12/01/23	6.000%	1,000,000	1,170,380
12/01/33	6.250%	6,000,000	7,053,300
Total			26,826,685

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 12.2%
Chicago Board of Education Certificate of Participation Lease Certificates Series 1992A (NPFGC) 01/01/16	6.000%	5,000,000	5,234,800
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014A AMT(a) 01/01/41	5.000%	10,000,000	11,181,100
City of Chicago Wastewater Transmission Revenue Bonds 2nd Lien Series 2014 01/01/39	5.000%	4,000,000	4,558,080
01/01/44	5.000%	4,000,000	4,544,760
City of Chicago Wastewater Transmission(f) Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC) 01/01/20	0.000%	7,275,000	6,561,323
City of Chicago Waterworks Revenue Bonds 2nd Lien Series 2014 11/01/34	5.000%	1,000,000	1,156,990
11/01/39	5.000%	2,000,000	2,292,240
11/01/44	5.000%	2,850,000	3,269,007
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC) 01/01/23	5.500%	9,750,000	11,006,385
Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	3,650,000	3,827,098
Unlimited General Obligation Bonds Project Series 2011A 01/01/40	5.000%	21,025,000	21,897,748
Series 2012A 01/01/33	5.000%	7,450,000	7,863,922
01/01/34	5.000%	10,510,000	11,081,008
Series 2009C 01/01/40	5.000%	15,000,000	15,527,700
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/33	5.250%	3,250,000	3,534,343
01/01/34	5.000%	5,000,000	5,337,050
01/01/35	5.000%	3,000,000	3,197,610
01/01/36	5.000%	8,860,000	9,429,964

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Champaign Unlimited General Obligation Bonds Public Safety Sales Tax Series 1999 (NPFGC) 01/01/20	8.250%	1,015,000	1,332,512
01/01/23	8.250%	1,420,000	2,019,623
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC)(f) 01/01/21	0.000%	2,675,000	2,359,698
Illinois Finance Authority Prerefunded 05/01/19 Revenue Bonds Rush University Medical Center Series 2009C 11/01/39	6.625%	8,000,000	9,880,240
Prerefunded 08/01/17 Revenue Bonds Sherman Health System Series 2007A 08/01/37	5.500%	19,550,000	21,857,682
Refunding Revenue Bonds Swedish Covenant Series 2010A 08/15/38	6.000%	12,505,000	14,336,232
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	5,550,000	6,561,709
Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	2,000,000	2,372,800
Series 2009B 08/15/30	5.750%	10,000,000	11,864,000
Riverside Health System Series 2009 11/15/35	6.250%	8,200,000	9,685,758
Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	39,300,000	46,554,387
South Suburban Series 1992 Escrowed to Maturity 02/15/18	7.000%	1,575,000	1,731,461
Illinois Finance Authority(f) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	68,000,000	63,009,480
Illinois Finance Authority(g) Refunding Revenue Bonds Rush University Medical Center Series 2015A 11/15/38	5.000%	10,860,000	12,728,463

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC)(f) 06/15/18	0.000%	4,000,000	3,673,440
Illinois State Toll Highway Authority Revenue Bonds Series 2014C 01/01/36	5.000%	5,000,000	5,857,050
01/01/38	5.000%	6,650,000	7,771,190
01/01/39	5.000%	5,000,000	5,838,350
Lake County School District No. 56 Gurnee Prerefunded Unlimited General Obligation Bonds Series 1997 Escrowed to Maturity (NPFGC) 01/01/17	9.000%	1,235,000	1,328,564
Unrefunded Unlimited General Obligation Bonds Series 1997 (NPFGC) 01/01/17	9.000%	1,480,000	1,603,654
Metropolitan Pier & Exposition Authority Unrefunded Revenue Bonds McCormick Place Project Series 1993 (NPFGC)(f) 06/15/16	0.000%	2,635,000	2,605,936
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C 12/01/33	5.250%	13,210,000	16,996,382
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	15,000,000	17,964,150
Regional Transportation Authority Revenue Bonds Series 1994C (NPFGC) 06/01/20	7.750%	5,000,000	5,920,100
Series 2002A (NPFGC) 07/01/31	6.000%	5,400,000	7,626,744
State of Illinois Revenue Bonds 1st Series 2002 (NPFGC) 06/15/23	6.000%	4,000,000	5,260,600
Unlimited General Obligation Bonds 1st Series 2001 (NPFGC) 11/01/26	6.000%	3,000,000	3,635,460
Series 2004A 03/01/34	5.000%	3,000,000	3,010,410
Series 2006 01/01/31	5.500%	7,985,000	9,778,191
Series 2012 03/01/35	5.000%	2,725,000	2,924,634
03/01/36	5.000%	2,000,000	2,143,960
Series 2013 07/01/38	5.500%	4,125,000	4,692,971

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A 04/01/36	5.000%	8,000,000	8,650,880
Series 2014 05/01/36	5.000%	2,300,000	2,507,874
02/01/39	5.000%	23,000,000	24,905,320
04/01/39	5.000%	10,000,000	10,840,700
05/01/39	5.000%	6,175,000	6,698,022
Unlimited General Obligation Refunding Bonds Series 2012 08/01/25	5.000%	3,100,000	3,482,230
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity 12/01/15	7.100%	220,000	232,742
Total			503,744,727
Indiana 2.0%
County of Jasper Refunding Revenue Bonds Northern Indiana Public Services Series 1994C (NPFGC) 04/01/19	5.850%	3,000,000	3,434,790
Series 2003-RMKT (AMBAC) 07/01/17	5.700%	2,000,000	2,178,860
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC)(f) 01/15/19	0.000%	8,165,000	7,719,273
Indiana Finance Authority Refunding Revenue Bonds Series 2007A (NPFGC) 06/01/29	4.500%	10,000,000	10,383,900
Sisters of St. Francis Health Series 2008 11/01/32	5.375%	4,000,000	4,519,360
Revenue Bonds 1st Lien-CWA Authority, Inc. Series 2011A 10/01/31	5.250%	8,335,000	9,902,313
BHI Senior Living Series 2011 11/15/31	5.500%	1,175,000	1,314,390
11/15/41	5.750%	5,655,000	6,338,011
Parkview Health System Series 2009A 05/01/31	5.750%	6,500,000	7,448,740
Indiana Finance Authority(a) Revenue Bonds I-69 Development Partners LLC Series 2014 AMT 09/01/40	5.250%	8,000,000	8,938,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	6,950,000	7,172,608
Revenue Bonds Clarian Health Obligation Group Series 2006A 02/15/36	5.000%	4,375,000	4,510,537
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC) 07/01/16	6.250%	4,240,000	4,445,386
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(d)(e) 11/15/31	6.500%	1,022,832	11,855
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(b) 09/01/37	5.700%	3,950,000	4,153,149
Total			82,471,252
Iowa 1.0%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011 06/15/36	5.250%	6,000,000	6,693,720
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/32	5.500%	1,500,000	1,554,900
09/01/37	5.500%	2,500,000	2,565,300
09/01/43	5.750%	2,630,000	2,726,074
Revenue Bonds Iowa Fertilizer Co. Project Series 2013 12/01/25	5.250%	15,000,000	16,571,400
Iowa Student Loan Liquidity Corp.(a) Revenue Bonds Senior Series 2011A-2 AMT 12/01/26	5.600%	5,935,000	6,396,268
12/01/27	5.700%	4,085,000	4,380,182
Total			40,887,844

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.3%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012 12/15/29	5.250%	11,000,000	11,291,720
Kentucky 1.4%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health System Series 2010B 03/01/40	6.375%	5,800,000	6,814,594
Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	3,200,000	3,497,120
12/01/38	6.000%	2,850,000	3,117,473
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	14,550,000	17,176,711
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary's Healthcare Series 2008 02/01/27	5.750%	24,000,000	27,614,160
Total			58,220,058
Louisiana 2.6%
Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC) 12/01/23	4.875%	575,000	607,505
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	6,250,000	7,589,000
Louisiana Public Facilities Authority Unrefunded Revenue Bonds Tulane University Project Series 2007 (NPFGC) 02/15/26	5.000%	905,000	979,047
Louisiana Public Facilities Authority(a) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	25,000,000	28,371,500
Louisiana Pellets, Inc. Project Series 2013 AMT 07/01/39	10.500%	10,000,000	11,107,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/30	6.250%	5,250,000	6,048,420
01/01/40	6.500%	20,400,000	23,801,700
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(h) 12/01/40	4.000%	7,900,000	8,682,890
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A 06/01/37	5.125%	18,600,000	19,665,036
Total			106,852,298
Maryland 1.8%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006 07/01/36	5.500%	6,686,000	6,781,543
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/37	5.000%	5,000,000	5,227,950
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	4,000,000	4,499,800
Revenue Bonds Salisbury University Project Series 2012 06/01/30	5.000%	400,000	440,136
Towson University Project Senior Series 2012 07/01/29	5.000%	650,000	719,472
University of Maryland College Park Projects Series 2008 06/01/33	5.750%	1,600,000	1,771,040
Maryland Health & Higher Educational Facilities Authority Prerefunded 07/01/19 Revenue Bonds Anne Arundel Health System Series 2009A 07/01/39	6.750%	5,000,000	6,244,750
Refunding Revenue Bonds Western Maryland Health System Series 2014 07/01/34	5.250%	6,885,000	8,006,567

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds University of Maryland Medical System Series 2005 (AMBAC) 07/01/28	5.250%	3,000,000	3,347,580
Washington County Hospital Series 2008 01/01/33	5.750%	3,495,000	3,840,795
Maryland Health & Higher Educational Facilities Authority(g) Refunding Revenue Bonds MedStar Health, Inc. Series 2015 08/15/42	5.000%	22,515,000	26,237,180
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	6,615,223	6,623,822
Total			73,740,635
Massachusetts 5.8%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/30	5.250%	1,000,000	1,132,890
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d) 09/01/35	6.500%	5,030,000	3,668,630
Boston Water & Sewer Commission Refunding Revenue Bonds General Senior Series 2009A 11/01/28	5.000%	1,250,000	1,455,975
Revenue Bonds General Senior Series 1993A 11/01/19	5.250%	3,400,000	3,795,318
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC) 01/01/27	5.500%	4,500,000	5,808,690
01/01/30	5.500%	2,500,000	3,322,125
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1994C (AGM) 03/01/19	7.000%	2,500,000	2,695,300
Revenue Bonds Senior Series 2005B (NPFGC) 07/01/26	5.500%	1,500,000	2,003,730
07/01/29	5.500%	2,000,000	2,743,080
Senior Series 2008B 07/01/27	5.250%	710,000	937,867

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	625,000	772,113
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2006 08/01/30	5.250%	1,000,000	1,353,170
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/17	6.000%	12,445,000	14,124,079
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC)(f) 01/01/18	0.000%	4,700,000	4,573,053
Massachusetts Development Finance Agency Prerefunded 07/01/22 Revenue Bonds Boston Medical Center Series 2012 07/01/29	5.000%	80,000	99,528
07/01/29	5.000%	495,000	615,830
Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,145,000	1,146,122
Revenue Bonds Adventcare Project Series 2007A 10/15/28	6.650%	5,000,000	5,280,700
Boston College Series 2009Q-2 07/01/29	5.000%	1,455,000	1,673,657
Boston University Series 2005T-1 (AMBAC) 10/01/39	5.000%	2,000,000	2,054,980
Covenant Health System Obligation Group Series 2012 07/01/31	5.000%	1,000,000	1,131,420
Education-Dexter School Project Series 2007 05/01/26	4.500%	1,600,000	1,658,816
Evergreen Center, Inc. Series 2005 01/01/35	5.500%	750,000	750,818
Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	1,000,000	1,148,500
Linden Ponds, Inc. Facility Series 2011A-2 11/15/46	5.500%	154,325	134,227
Partners Healthcare Series 2012L 07/01/36	5.000%	1,000,000	1,157,680

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Smith College Series 2005 07/01/35	5.000%	3,000,000	3,056,970
WGBH Educational Foundation Series 2002A (AMBAC) 01/01/42	5.750%	2,000,000	2,686,100
Unrefunded Revenue Bonds Boston Medical Center Series 2012 07/01/29	5.000%	425,000	468,371
Massachusetts Development Finance Agency(d)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	767,588	4,759
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/28	6.000%	590,000	630,191
Massachusetts Educational Financing Authority(a) Revenue Bonds Education Loan Series 2014-I AMT 01/01/25	5.000%	12,450,000	14,467,896
01/01/27	5.000%	3,000,000	3,442,050
Issue I Series 2010B AMT 01/01/31	5.700%	5,885,000	6,470,852
Series 2008H (AGM) AMT 01/01/30	6.350%	5,870,000	6,201,244
Series 2011J AMT 07/01/33	5.625%	2,045,000	2,286,617
Series 2012J AMT 07/01/25	4.625%	9,075,000	9,891,478
07/01/28	4.900%	870,000	942,897
Massachusetts Health & Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Massachusetts Institute of Technology Series 2009O 07/01/26	5.000%	11,500,000	13,163,705
Revenue Bonds Boston College Series 2008M-2 06/01/35	5.500%	22,000,000	30,491,120
Caregroup, Inc. Series 1998B-2 (NPFGC) 02/01/28	5.375%	1,380,000	1,549,878
Series 2008E-1 07/01/33	5.125%	3,000,000	3,290,580
Harvard University Series 1991N 04/01/20	6.250%	4,675,000	5,936,876
Series 2009A 11/15/36	5.500%	1,000,000	1,169,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Eye & Ear Infirmary Series 2010C 07/01/35	5.375%	1,000,000	1,120,610
Massachusetts Institute of Technology Series 2004M 07/01/25	5.250%	500,000	659,880
Milford Regional Medical Center Series 2007E 07/15/22	5.000%	1,250,000	1,328,988
07/15/32	5.000%	4,720,000	4,881,943
07/15/37	5.000%	500,000	514,775
Partners Healthcare Series 2010J-1 07/01/34	5.000%	11,400,000	13,100,196
Springfield College Series 2010 10/15/40	5.625%	4,500,000	4,952,565
Suffolk University Series 2009A 07/01/30	6.250%	1,000,000	1,187,060
Tufts University Series 2008 08/15/38	5.375%	1,000,000	1,148,150
Series 2009M 02/15/28	5.500%	1,000,000	1,331,460
Unrefunded Revenue Bonds South Shore Series 1999F 07/01/29	5.750%	1,845,000	1,853,026
Massachusetts Housing Finance Agency Revenue Bonds Series 2009-147 (FNMA) 06/01/28	4.800%	5,000	5,065
Massachusetts Housing Finance Agency(a) Revenue Bonds Housing Series 2011A AMT 12/01/36	5.250%	1,185,000	1,262,629
Rental Housing Series 2004A (AGM) AMT 07/01/25	5.250%	915,000	915,128
Series 2010C AMT 12/01/30	5.000%	1,000,000	1,062,380
Single Family Series 2006-122 AMT 12/01/31	4.850%	4,925,000	4,945,488
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Nursing Home Series 1997A (FHA) 08/01/37	6.500%	560,000	561,624
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT(a) 07/01/32	5.000%	2,000,000	2,140,020

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority Revenue Bonds Series 2008A (AGM) 05/01/38	5.000%	3,000,000	3,342,570
Massachusetts State College Building Authority(f) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) 05/01/19	0.000%	7,710,000	7,359,735
05/01/23	0.000%	3,000,000	2,596,110
Massachusetts Water Resources Authority Prerefunded 08/01/17 Revenue Bonds General Series 2005A (NPFGC) 08/01/24	5.250%	155,000	172,992
Refunding Revenue Bonds General Series 2011C 08/01/28	5.000%	500,000	597,800
Revenue Bonds Series 1992A Escrowed to Maturity 07/15/19	6.500%	4,075,000	4,563,022
Unrefunded Revenue Bonds General Series 1993C (AMBAC/TCRS) 12/01/15	5.250%	105,000	108,939
Series 2005A (NPFGC) 08/01/24	5.250%	2,845,000	3,168,420
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/36	5.250%	3,000,000	3,559,800
Total			239,829,457
Michigan 1.7%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 06/01/22	5.500%	2,000,000	2,065,600
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	11,925,000	13,130,617
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2003A (NPFGC) 07/01/34	5.000%	395,000	396,371
Series 2005A (NPFGC) 07/01/27	5.000%	1,290,000	1,306,486

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A 07/01/36	5.000%	4,105,000	4,429,213
07/01/41	5.250%	8,765,000	9,539,914
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund) 05/01/27	5.000%	495,000	496,931
Grand Traverse Academy Refunding Revenue Bonds Series 2007 11/01/17	5.000%	390,000	399,333
11/01/22	5.000%	750,000	753,195
11/01/32	4.750%	1,170,000	1,093,903
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A 07/01/44	5.000%	1,500,000	1,721,985
07/01/47	5.000%	1,200,000	1,374,696
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-6 07/01/33	5.000%	1,070,000	1,195,993
Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-1 07/01/44	5.000%	2,000,000	2,163,240
Michigan Finance Authority(a) Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-2 AMT 07/01/44	5.000%	1,500,000	1,596,420
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC) 05/01/21	7.000%	2,505,000	3,272,632
Michigan Sugar Co.-Carollton Project Series 1998B 11/01/25	6.450%	3,500,000	3,369,800
Michigan Strategic Fund(a)(d) Refunding Revenue Bonds Michigan Sugar Co.-Carollton Project Series 1998C AMT 11/01/25	6.550%	4,250,000	4,123,690
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund) 05/01/25	5.000%	1,020,000	1,299,490

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/39	5.000%	9,425,000	10,849,494
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.100%	1,790,000	2,233,687
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.500%	1,000,000	1,180,530
Total			67,993,220
Minnesota 3.8%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/32	6.750%	7,500,000	8,962,350
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	16,825,000	19,604,658
Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	22,775,000	25,577,464
07/01/30	5.750%	3,200,000	3,595,776
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007 11/01/37	5.750%	1,750,000	1,825,565
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	4,000,000	4,444,120
03/01/40	6.500%	2,800,000	3,127,348
Southern Minnesota Municipal Power Agency(f) Revenue Bonds Capital Appreciation Series 1994A (NPFGC) 01/01/22	0.000%	27,500,000	23,945,900
01/01/23	0.000%	26,500,000	22,179,440
01/01/25	0.000%	17,500,000	13,650,700
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/36	5.250%	4,550,000	4,778,364
Healtheast Project Series 2005 11/15/25	6.000%	3,500,000	3,625,405
11/15/30	6.000%	10,000,000	10,363,100
11/15/35	6.000%	11,500,000	11,907,330
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC) 01/01/16	9.750%	635,000	687,229
Total			158,274,749
Mississippi 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	2,470,000	3,178,050
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC) 12/01/23	5.500%	5,300,000	6,302,230
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	6,640,000	7,216,352
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	450,000	450,414
Total			17,147,046
Missouri 1.8%
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	2,110,000	2,257,215
11/01/39	6.875%	1,500,000	1,610,370
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Lutheran Senior Services Senior Series 2010 02/01/42	5.500%	2,000,000	2,216,940
Series 2011 02/01/31	5.750%	1,730,000	1,963,135
02/01/41	6.000%	2,600,000	2,946,164

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014 02/01/35	5.000%	7,350,000	8,165,115
02/01/44	5.000%	12,725,000	14,002,335
Industrial Development Authority of the City of St. Louis (The) Refunding Revenue Bonds Anheuser-Busch Co. Project Series 1991 05/01/16	6.650%	2,650,000	2,817,083
Industrial Development Authority of the City of St. Louis (The)(f) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) 07/15/18	0.000%	2,000,000	1,875,320
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	12,000,000	13,967,880
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a) 03/15/29	5.200%	6,385,000	8,015,984
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979 01/01/21	7.375%	884,671	886,334
St. Louis County Industrial Development Authority Revenue Bonds Friendship Village Sunset Hills Series 2013A 09/01/33	5.500%	2,750,000	3,128,537
St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	7,000,000	7,312,130
University of Missouri Unrefunded Revenue Bonds System Facilities Series 2006A 11/01/26	5.000%	740,000	766,152
Total			71,930,694
Nebraska 0.9%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010 01/01/40	5.625%	875,000	987,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Madonna Rehabilitation Hospital Series 2014 05/15/28	5.000%	2,025,000	2,344,100
05/15/29	5.000%	2,125,000	2,452,399
05/15/30	5.000%	2,000,000	2,311,640
05/15/36	5.000%	1,000,000	1,140,190
05/15/44	5.000%	6,400,000	7,193,408
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	11,500,000	12,941,180
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008 09/01/28	4.750%	6,800,000	7,513,456
Omaha Public Power District Revenue Bonds Series 1992B Escrowed to Maturity 02/01/17	6.200%	660,000	697,052
Total			37,581,265
Nevada 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	2,500,000	2,777,775
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(b) 06/15/28	6.750%	2,000,000	2,180,280
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A 07/01/34	5.250%	12,000,000	13,878,480
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	18,750,000	21,415,688
County of Clark(a) Revenue Bonds Southwest Gas Corp. Project Series 2005A (AMBAC) AMT 10/01/35	4.850%	5,000,000	5,037,550

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henderson Local Improvement Districts Special Assessment Bonds No. T-18 Series 2006T-18 09/01/35	5.300%	7,670,000	6,639,229
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM) 06/01/24	5.000%	4,095,000	4,344,467
State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Project Series 2003 AMT(a)(h) 12/01/26	5.625%	2,000,000	2,231,420
Total			58,504,889
New Jersey 3.0%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,500,000	74,985
Subordinated Revenue Bonds Heldrich Center Hotel Subordinated Series 2005B 01/01/37	6.250%	4,000,000	199,960
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2005N-1 (AGM) 09/01/25	5.500%	23,990,000	30,587,010
Series 2005N-1 (NPFGC) 09/01/27	5.500%	5,000,000	6,205,100
Seeing Eye, Inc. Project Series 2005 (AMBAC) 12/01/24	5.000%	1,000,000	1,009,170
Revenue Bonds Lions Gate Project Series 2014 01/01/34	5.000%	1,000,000	1,052,130
01/01/44	5.250%	2,000,000	2,114,400
MSU Student Housing Project-Provident Series 2010 06/01/31	5.750%	4,350,000	4,892,227
06/01/42	5.875%	14,500,000	16,346,430
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	6,980,000	7,054,826
Revenue Bonds Continental Airlines, Inc. Project Series 1999 AMT 09/15/23	5.125%	5,000,000	5,465,650
09/15/29	5.250%	2,500,000	2,708,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Environmental Infrastructure Trust Prerefunded 09/01/16 Revenue Bonds Environmental Series 2007 09/01/22	5.000%	35,000	37,597
Series 2007A 09/01/22	5.000%	5,000	5,371
09/01/22	5.000%	10,000	10,742
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	4,000,000	4,517,120
Virtua Health Series 2009 07/01/33	5.750%	750,000	869,760
New Jersey State Turnpike Authority Refunding Revenue Bonds Series 2005A (AGM) 01/01/30	5.250%	2,000,000	2,594,180
Revenue Bonds Series 2004C-2 (AMBAC) 01/01/25	5.500%	2,500,000	3,198,225
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 1999A 06/15/20	5.750%	4,150,000	4,859,899
Series 2006A 12/15/23	5.500%	3,000,000	3,623,190
Series 2011B 06/15/31	5.500%	7,250,000	8,533,467
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT(a) 12/01/31	5.250%	15,000,000	16,923,150
Total			122,883,189
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A 08/01/32	6.375%	8,650,000	10,088,841
Series 2009 08/01/39	5.000%	6,500,000	7,326,735
Total			17,415,576

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 5.4%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	3,830,000	4,223,379
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	6,500,000	7,779,135
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT(a)(b) 01/01/25	4.500%	500,000	546,850
Housing Development Corp. Revenue Bonds Series 2005F-1 11/01/25	4.650%	4,160,000	4,226,810
Long Island Power Authority Refunding Revenue Bonds Series 2014A 09/01/44	5.000%	2,250,000	2,584,013
Revenue Bonds Series 2008A 05/01/33	6.000%	2,725,000	3,228,389
Metropolitan Transportation Authority Revenue Bonds Transportation Series 2007A (AGM) 11/15/33	5.000%	12,000,000	13,204,560
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/24	5.000%	3,000,000	3,145,980
Pilot-Yankee Stadium-Payment I Series 2006I (FGIC) 03/01/46	5.000%	2,000,000	2,067,440
New York City Industrial Development Agency(a)(h) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/24	5.500%	5,500,000	5,742,550
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4 01/15/25	5.125%	2,000,000	2,302,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System Revenue Bonds Series 2005C (NPFGC) 06/15/27	5.000%	8,000,000	8,142,560
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT(a) 10/01/21	4.600%	1,455,000	1,491,360
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/29	5.500%	2,030,000	2,756,720
Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/18	5.750%	4,515,000	4,915,300
07/01/20	6.000%	13,350,000	15,921,076
Series 1993A (AGM) 07/01/20	6.000%	6,140,000	7,322,503
Independent School District-Educational Housing Services Series 2005 (AMBAC) 07/01/30	5.250%	3,000,000	3,633,420
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	15,000,000	17,007,300
New York University Series 2008A 07/01/29	5.000%	3,845,000	4,317,243
North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/37	5.500%	6,250,000	7,137,375
Orange Regional Medical Center Series 2008 12/01/29	6.125%	2,250,000	2,508,930
State University Educational Facilities Series 1993A (NPFGC/IBC) 05/15/17	5.875%	28,240,000	30,634,187
New York State Energy Research & Development Authority Revenue Bonds Series 1993(h) 04/01/20	12.336%	13,000,000	13,032,760
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A 06/15/28	5.000%	1,000,000	1,124,320
Port Authority of New York & New Jersey Revenue Bonds Consolidated 144th Series 2006 10/01/28	5.000%	1,000,000	1,070,670
JFK International Air Terminal Series 2010 12/01/36	6.000%	7,000,000	8,343,440

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	4,800,000	4,800,336
JFK International Air Terminal Special Project Series 1997 (NPFGC) AMT 12/01/22	5.750%	6,500,000	6,538,350
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a) 01/01/23	5.500%	6,700,000	6,702,010
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/21	6.125%	11,000,000	13,247,410
Ulster County Capital Resource Corp.(b) Refunding Revenue Bonds Alliance Senior Living Co. Series 2014B 09/15/44	7.000%	2,765,000	2,872,503
Ulster County Capital Resource Corp.(b)(h) Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A 09/15/44	0.000%	545,000	376,900
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/37	6.000%	2,000,000	1,994,920
09/15/42	6.000%	7,000,000	6,934,130
Total			221,877,749
North Carolina 1.1%
City of Charlotte Water & Sewer System Revenue Bonds Series 2008 07/01/26	5.000%	8,450,000	9,615,846
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM) 11/01/28	5.000%	350,000	399,553
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT(a)(d) 02/01/38	5.650%	3,121,387	3,217,620
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,940,000	2,538,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	3,330,000	3,497,599
Revenue Bonds Series 2009A 01/01/26	5.500%	300,000	348,618
Series 2009B 01/01/26	5.000%	7,000,000	8,000,930
Unrefunded Revenue Bonds Series 1991A 01/01/18	6.500%	2,185,000	2,535,387
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/33	5.000%	5,000,000	5,272,750
Revenue Bonds 1st Mortgage-Deerfield Episcopal Series 2008A 11/01/33	6.000%	4,060,000	4,589,180
1st Mortgage-Presbyterian Homes Series 2006 10/01/31	5.500%	2,500,000	2,596,775
Health Care Housing-Arc Projects Series 2004A 10/01/34	5.800%	1,400,000	1,417,766
State of North Carolina Prerefunded 05/01/19 Revenue Bonds Annual Appropriation Series 2009A 05/01/27	5.000%	305,000	356,783
Total			44,387,297
North Dakota 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B 07/01/40	5.150%	7,900,000	8,584,456
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/29	5.125%	4,490,000	4,591,923
Total			13,176,379
Ohio 1.3%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC) 12/01/15	7.000%	600,000	629,268

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/37	5.000%	13,220,000	15,039,733
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC) 07/01/20	5.850%	1,225,000	1,491,744
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	2,380,000	2,639,325
08/01/41	5.250%	6,900,000	7,630,641
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC) 11/15/28	5.000%	500,000	555,900
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC) 01/01/21	5.500%	3,975,000	4,579,637
Kings Local School District Prerefunded Unlimited General Obligation Bonds National Public Finance (NPFGC/FGIC) Series 1995 Escrowed to Maturity 12/01/16	7.500%	915,000	994,019
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009 12/01/24	5.500%	3,000,000	3,473,610
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC) 09/01/28	5.250%	25,000	25,068
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC) 02/15/26	5.500%	3,000,000	3,955,860
Toledo-Lucas County Port Authority Revenue Bonds University of Toledo Project Series 2014 07/01/46	5.000%	5,000,000	5,336,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Toledo-Lucas County Port Authority(d) Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36	5.400%	2,605,000	1,294,242
Toledo-Lucas County Port Authority(h) Refunding Revenue Bonds CSX Transportation, Inc. Project Series 1992 12/15/21	6.450%	3,950,000	5,045,691
Total			52,691,188
Oregon 0.5%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998 10/01/28	5.125%	655,000	656,932
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014 05/01/40	5.000%	1,500,000	1,695,210
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	3,500,000	3,539,375
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/44	5.400%	3,225,000	3,477,614
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/30	5.500%	1,435,000	1,990,618
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	4,500,000	5,302,215
Oregon State Facilities Authority Revenue Bonds Willamette University Projects Series 2007A 10/01/27	5.000%	1,500,000	1,588,230
Polk, Marion & Benton School District No. 13J Central Unlimited General Obligation Bonds Central School District Series 2009A 06/15/29	4.375%	1,300,000	1,397,591
Total			19,647,785

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 2.6%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008 03/01/28	5.000%	490,000	537,212
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A 05/01/42	5.000%	5,500,000	6,102,195
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009 07/01/39	7.250%	7,000,000	8,366,610
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,400,000	4,403,136
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC) 07/01/27	7.750%	1,000,000	1,474,990
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	4,000,000	4,427,520
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC) 09/01/19	6.000%	14,010,000	16,453,344
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	5,325,000	5,935,511
Pennsylvania Economic Development Financing Authority(a) Revenue Bonds Proctor & Gamble Paper Project Series 2001 AMT 03/01/31	5.375%	1,000,000	1,296,800
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2008 07/01/28	5.750%	3,000,000	3,198,720
Series 2010 07/01/43	6.000%	4,750,000	5,252,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission Revenue Bonds Series 2014B 12/01/44	5.250%	10,000,000	11,764,000
Subordinated Series 2014A-1 12/01/43	5.000%	16,940,000	19,325,999
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014 06/15/43	7.250%	5,475,000	6,177,607
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	2,500,000	2,928,725
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA) 06/01/17	9.000%	450,000	536,387
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010 11/01/36	5.000%	4,850,000	5,511,782
Washington County Industrial Development Authority(d) Refunding Revenue Bonds 1st Mortgage-AHF/Central Project Series 2003 01/01/29	8.500%	1,795,000	1,837,452
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC)(f) 08/15/22	0.000%	2,000,000	1,693,100
Total			107,223,497
Puerto Rico 0.9%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(c) 07/01/35	8.000%	4,000,000	3,344,880
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2007UU (AGM) 07/01/23	5.000%	1,000,000	1,009,020
Revenue Bonds Series 2003NN (NPFGC) 07/01/21	5.250%	3,500,000	3,605,455
Puerto Rico Highways & Transportation Authority(c) Refunding Revenue Bonds Series 2003AA (NPFGC) 07/01/20	5.500%	180,000	188,132

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2005K 07/01/20	5.000%	5,000,000	3,050,500
Puerto Rico Public Buildings Authority(c) Refunding Revenue Bonds Government Facilities Series 2002F 07/01/20	5.250%	2,000,000	1,535,280
Series 2007M 07/01/31	6.250%	27,000,000	19,890,630
Puerto Rico Public Finance Corp.(c) Prerefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC) 08/01/27	5.500%	450,000	582,903
Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity 08/01/26	6.000%	2,470,000	3,299,352
Series 2002E Escrowed to Maturity (AMBAC) 08/01/27	5.500%	1,050,000	1,360,107
Total			37,866,259
Rhode Island —%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT(a) 12/01/37	4.850%	375,000	392,711
South Carolina 0.7%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A 10/01/26	5.250%	1,610,000	1,617,631
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC) 01/01/21	6.250%	1,250,000	1,575,200
Unrefunded Revenue Bonds Series 1993 (NPFGC) 01/01/25	5.375%	11,280,000	13,790,138
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/42	6.000%	5,133,239	4,688,239
Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/23	5.750%	1,275,000	1,347,560
11/01/33	7.000%	910,000	1,011,874
11/01/45	7.250%	3,935,000	4,404,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(f) Refunding Revenue Bonds The Woodlands at Furman Project Subordinated Series 2012 11/15/47	0.000%	1,283,310	75,715
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2008A 01/01/28	5.375%	250,000	287,563
Total			28,798,720
South Dakota 0.3%
Heartland Consumers Power District Unrefunded Revenue Bonds Series 1992 (AGM) 01/01/17	6.000%	5,930,000	6,324,049
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM) 09/01/17	6.700%	4,610,000	5,025,084
Total			11,349,133
Tennessee —%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Refunding Revenue Bonds 1st Mortgage-Health Care-AHF Project Series 2003(d) 01/01/29	8.500%	380,000	388,987
Texas 8.8%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	1,370,000	1,560,471
07/01/45	6.200%	7,200,000	8,410,968
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B(h) 04/01/45	6.125%	13,450,000	15,816,124
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/33	5.000%	2,700,000	3,027,510
Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	8,620,000	10,119,966

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority(f) Revenue Bonds Capital Appreciation Series 2010 01/01/25	0.000%	2,000,000	1,386,200
Central Texas Turnpike System Refunding Revenue Bonds 1st Tier Series 2012A 08/15/41	5.000%	16,075,000	18,126,331
Central Texas Turnpike System(f) Refunding Revenue Bonds Capital Appreciation 1st Tier Series 2002A (AMBAC) 08/15/18	0.000%	10,000,000	9,498,800
08/15/19	0.000%	10,330,000	9,587,066
Central Texas Turnpike System(g) Refunding Revenue Bonds Series 2015C 08/15/42	5.000%	14,730,000	16,739,466
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	8,000,000	9,052,240
City of Houston Airport System Refunding Revenue Bonds Senior Lien Series 2009A 07/01/34	5.500%	10,500,000	11,994,885
City of Houston Airport System(a) Refunding Revenue Bonds Special Facilities-Continental Airlines Series 2011A AMT 07/15/30	6.500%	5,555,000	6,517,793
Subordinated Lien Series 2012A AMT 07/01/31	5.000%	5,000,000	5,696,300
United Airlines, Inc. Series 2014 AMT 07/01/29	5.000%	4,000,000	4,357,120
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC)(f) 09/01/17	0.000%	2,000,000	1,918,420
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/41	5.750%	2,000,000	2,288,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012 08/15/32	5.000%	2,165,000	2,398,257
08/15/42	5.000%	2,350,000	2,567,187
Series 2013 08/15/33	6.000%	990,000	1,209,810
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	7,500,000	7,525,125
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B 11/01/35	5.000%	10,000,000	11,477,100
Dallas/Fort Worth International Airport(a) Refunding Revenue Bonds Series 2014A AMT 11/01/32	5.000%	3,400,000	3,919,894
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,604,800
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	8,800,000	10,920,976
Revenue Bonds St. Luke's Episcopal Hospital Project Series 1991 Escrowed to Maturity 02/15/21	6.750%	1,965,000	2,257,038
Harris County-Houston Sports Authority Refunding Revenue Bonds Capital Appreciation-Senior Lien Series 2001A (AGM NATL-RE)(f) 11/15/16	0.000%	4,040,000	3,971,280
Houston Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2011A 05/15/41	6.875%	4,045,000	5,139,375
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/44	6.375%	7,500,000	8,635,950
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A 11/01/29	6.300%	2,800,000	3,251,612

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	15,000,000	15,906,600
New Hope Cultural Education Facilities Corp. Revenue Bonds Collegiate Housing College Station Series 2014 04/01/46	5.000%	7,250,000	7,935,560
North Texas Tollway Authority Refunding Revenue Bonds 1st Tier Series 2009C 01/01/44	5.250%	5,000,000	5,384,200
Series 2011 01/01/38	5.000%	5,500,000	6,064,190
Series 2012B 01/01/42	5.000%	12,845,000	14,337,204
Toll 2nd Tier Series 2008F 01/01/38	5.750%	11,355,000	12,648,902
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/34	7.500%	2,000,000	2,306,060
11/15/44	7.750%	2,800,000	3,246,376
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	2,700,000	3,237,003
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	35,000,000	39,353,650
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014 10/01/44	5.000%	2,500,000	2,742,850
10/01/49	5.000%	1,870,000	2,029,679
Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007 05/15/27	5.125%	2,000,000	2,046,920
05/15/37	5.125%	2,000,000	2,035,960
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,630,960

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stayton at Museum Way Series 2009A 11/15/44	8.250%	12,000,000	12,006,960
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	2,000,000	2,587,360
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/29	5.000%	8,300,000	9,375,597
12/15/32	5.000%	7,500,000	8,366,550
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005 11/15/25	5.500%	1,000,000	1,014,720
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	564,835
Total			361,798,880
Utah 0.1%
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity 04/01/15	10.125%	225,000	228,791
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT(a) 07/01/24	5.125%	465,000	466,321
Utah Transit Authority Revenue Bonds Series 2008A 06/15/25	5.000%	2,000,000	2,261,700
Total			2,956,812
Virgin Islands 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A(c) 10/01/32	5.000%	4,000,000	4,491,840
Virginia 0.8%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	7,505,000	8,106,451

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/23	5.000%	10,000,000	11,942,000
Fredericksburg Economic Development Authority Refunding Revenue Bonds Mary Washington Healthcare Obligation Series 2014 06/15/30	5.000%	1,000,000	1,138,680
06/15/31	5.000%	800,000	908,176
06/15/33	5.000%	500,000	564,600
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/26	6.625%	2,145,000	2,505,660
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC) 07/15/22	5.250%	5,380,000	6,134,706
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009 10/01/26	5.000%	1,500,000	1,765,395
Total			33,065,668
Washington 2.9%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/27	5.000%	1,540,000	1,667,081
09/01/32	5.250%	1,000,000	1,064,900
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2005 12/01/30	5.500%	1,235,000	1,266,665
Series 2007 12/01/28	5.750%	1,500,000	1,647,750
12/01/32	5.750%	2,000,000	2,149,500
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity 01/01/20	5.000%	12,000,000	14,323,920
State of Washington Prerefunded 07/01/18 Unlimited General Obligation Bonds Various Purpose Series 2008A 07/01/27	5.000%	9,730,000	11,123,433

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Series 2007D (AGM) 01/01/30	4.500%	24,470,000	25,978,331
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,428,910
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	4,685,000	5,167,508
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/32	6.500%	9,900,000	10,908,315
10/01/47	6.750%	1,000,000	1,101,600
Presbyterian Retirement Series 2013 01/01/23	5.000%	1,325,000	1,423,448
01/01/28	5.000%	2,015,000	2,108,758
01/01/33	5.000%	2,570,000	2,651,263
01/01/43	5.250%	7,550,000	7,809,041
Skyline at First Hill Project Series 2012 01/01/19	7.000%	4,315,000	4,719,531
Revenue Bonds Skyline at First Hill Project Series 2007A 01/01/27	5.625%	2,500,000	2,525,875
01/01/38	5.625%	19,450,000	19,485,788
Total			120,551,617
West Virginia 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A(h) 12/01/38	5.375%	3,850,000	4,330,557
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC) 07/01/21	5.375%	3,215,000	3,727,021
West Virginia University Revenue Bonds University of West Virginia System Projects Series 1998A (NFPGC) 04/01/28	5.250%	5,000,000	6,272,850
Total			14,330,428

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 4.1%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT(a) 11/01/21	6.000%	6,000,000	7,467,900
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009 02/15/39	5.875%	5,000,000	5,671,600
Public Finance Authority(a) Refunding Revenue Bonds TRIPS Senior Obligation Group Series 2012 AMT 07/01/28	5.250%	4,000,000	4,464,880
07/01/42	5.000%	2,000,000	2,152,500
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	17,700,000	20,892,372
Wisconsin Health & Educational Facilities Authority Prerefunded 02/15/19 Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009 02/15/39	6.625%	25,150,000	30,846,475
Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/24	5.125%	15,910,000	16,891,329
08/15/25	5.125%	15,500,000	16,436,355
Revenue Bonds Aurora Health Care, Inc. Series 2010A 04/15/39	5.625%	6,100,000	6,891,597
Beaver Dam Community Hospitals Series 2013A 08/15/28	5.125%	6,750,000	7,480,080
08/15/34	5.250%	8,000,000	8,863,840
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	14,400,000	16,164,288
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,570,000	1,795,311
Riverview Hospital Association Series 2008 04/01/33	5.750%	6,000,000	6,638,700
04/01/38	5.750%	4,000,000	4,400,040
St. John's Community, Inc. Series 2009A 09/15/29	7.250%	1,000,000	1,187,860
09/15/39	7.625%	1,000,000	1,198,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ThedaCare, Inc. Series 2015 12/15/44	5.000%	6,725,000	7,755,068
Total			167,198,965
Wyoming 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A 07/15/39	5.750%	7,900,000	9,232,335
Total Municipal Bonds (Cost: $3,629,974,361)			4,086,476,913

Municipal Bonds Held in Trust 0.4%

Massachusetts 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(h)(i) 11/15/36	5.500%	16,000,000	18,707,200
Total Municipal Bonds Held in Trust (Cost: $17,441,937)			18,707,200

Floating Rate Notes 0.2%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.2%
New York City Water & Sewer System Revenue Bonds 2nd General Resolution VRDN Series 2013 (JPMorgan Chase Bank)(h)(j) 06/15/50	0.030%	6,600,000	6,600,000
Total Floating Rate Notes (Cost: $6,600,000)			6,600,000

Municipal Short Term 0.1%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Louisiana 0.1%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013 AMT(a) 08/01/15	8.860%	3,300,000	3,314,124
Total Municipal Short Term (Cost: $3,300,000)			3,314,124

Money Market Funds 1.4%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(k)	10,069,334	10,069,334
JPMorgan Municipal Money Market Fund, 0.010%(k)	48,019,407	48,019,407
Total Money Market Funds (Cost: $58,088,741)		58,088,741
Total Investments (Cost: $3,715,405,039)		4,173,186,978
Other Assets & Liabilities, Net		(56,990,577)
Net Assets		4,116,196,401

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $68,912,167 or 1.67% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $67,779,985 or 1.65% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $36,533,447, which represents 0.89% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 09/01/35 6.500%	09/20/2002 - 04/07/2008	4,955,660
Broward County Housing Finance Authority Revenue Bonds Chaves Lakes Apartments Project Series 2000A AMT 07/01/40 7.500%	03/07/2000	7,511,742
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/13 13.000%	05/14/2010	365,949
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/15 8.375%	10/04/2004 - 05/14/2010	1,691,224
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/19 8.750%	10/04/2004 - 05/14/2010	8,381,812
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2010 10/01/20 8.375%	05/14/2010	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32 7.500%	12/22/2011	1,830,000.00
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/2008	1,820,000.00
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT 02/01/38 5.650%	12/18/2006	3,121,387
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT 11/15/31 6.500%	10/17/1995 - 10/31/2012	780,786

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56 0.000%	04/27/2013	9,546
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Refunding Revenue Bonds 1st Mortgage-Health Care-AHF Project Series 2003 01/01/29 8.500%	12/30/2003	359,073
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Project Series 1998C AMT 11/01/25 6.550%	11/24/1998	4,250,000.00
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37 8.750%	09/25/2007	1,461,135
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Subordinated Series 2005B 01/01/37 6.250%	03/18/2005	3,865,993
Rankin County Five Lakes Utility District Series 1994 07/15/37 7.000%	10/02/2007	450,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16 8.500%	08/27/1993	6,642,912
Toledo-Lucas County Port Authority Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36 5.400%	08/15/2007	2,605,000
Washington County Industrial Development Authority Refunding Revenue Bonds 1st Mortgage-AHF/Central Project Series 2003 01/01/29 8.500%	12/30/2003	1,696,149

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $4,537,753, which represents 0.11% of net assets.

(f)  Zero coupon bond.

(g)  Represents a security purchased on a when-issued or delayed delivery basis.

(h)  Variable rate security.

(i)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(j)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(k)  The rate shown is the seven-day current annualized yield at January 31, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

IBC  Insurance Bond Certificate

MGIC  Mortgage Guaranty Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	4,086,476,913	—	4,086,476,913
Municipal Bonds Held in Trust	—	18,707,200	—	18,707,200
Total Bonds	—	4,105,184,113	—	4,105,184,113
Short-Term Securities
Floating Rate Notes	—	—	6,600,000	6,600,000
Municipal Short Term	—	3,314,124	—	3,314,124
Total Short-Term Securities	—	3,314,124	6,600,000	9,914,124
Mutual Funds
Money Market Funds	58,088,741	—	—	58,088,741
Total Mutual Funds	58,088,741	—	—	58,088,741
Total	58,088,741	4,108,498,237	6,600,000	4,173,186,978

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $3,715,405,039)	$4,173,186,978
Receivable for:
Investments sold	19,689,761
Capital shares sold	12,191,896
Dividends	6
Interest	44,555,077
Prepaid expenses	20,519
Trustees' deferred compensation plan	388,612
Other assets	28,871
Total assets	4,250,061,720
Liabilities
Disbursements in excess of cash	2,845
Short-term floating rate notes outstanding	12,000,000
Payable for:
Investments purchased	8,681,325
Investments purchased on a delayed delivery basis	92,794,891
Capital shares purchased	4,637,141
Dividend distributions to shareholders	14,367,835
Investment management fees	41,759
Distribution and/or service fees	20,912
Transfer agent fees	483,382
Administration fees	6,647
Compensation of board members	53,083
Chief compliance officer expenses	195
Other expenses	386,692
Trustees' deferred compensation plan	388,612
Total liabilities	133,865,319
Net assets applicable to outstanding capital stock	$4,116,196,401
Represented by
Paid-in capital	$3,714,635,648
Undistributed net investment income	19,032,769
Accumulated net realized loss	(75,253,955)
Unrealized appreciation (depreciation) on:
Investments	457,781,939
Total — representing net assets applicable to outstanding capital stock	$4,116,196,401

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$3,388,563,534
Shares outstanding	237,297,186
Net asset value per share	$14.28
Maximum offering price per share(a)	$14.99
Class B
Net assets	$2,814,816
Shares outstanding	197,310
Net asset value per share	$14.27
Class C
Net assets	$100,688,865
Shares outstanding	7,054,020
Net asset value per share	$14.27
Class R4
Net assets	$1,510,806
Shares outstanding	105,837
Net asset value per share	$14.27
Class R5
Net assets	$376,920
Shares outstanding	26,401
Net asset value per share	$14.28
Class Z
Net assets	$622,241,460
Shares outstanding	43,571,304
Net asset value per share	$14.28

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends	$1,975
Interest	100,589,313
Total income	100,591,288
Expenses:
Investment management fees	7,509,709
Distribution and/or service fees
Class A	3,345,205
Class B	15,150
Class C	456,888
Transfer agent fees
Class A	1,931,054
Class B	1,839
Class C	55,545
Class R4	849
Class R5	83
Class Z	339,608
Administration fees	1,196,619
Compensation of board members	54,267
Custodian fees	13,567
Printing and postage fees	98,437
Registration fees	55,607
Professional fees	76,544
Interest expense	32,459
Chief compliance officer expenses	1,030
Other	58,648
Total expenses	15,243,108
Fees waived by Distributor — Class C	(110,402)
Total net expenses	15,132,706
Net investment income	85,458,582
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	17,928,695
Net realized gain	17,928,695
Net change in unrealized appreciation (depreciation) on:
Investments	112,965,047
Net change in unrealized appreciation	112,965,047
Net realized and unrealized gain	130,893,742
Net increase in net assets resulting from operations	$216,352,324

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014(a)
Operations
Net investment income	$85,458,582	$179,427,457
Net realized gain	17,928,695	10,851,509
Net change in unrealized appreciation	112,965,047	113,164,811
Net increase in net assets resulting from operations	216,352,324	303,443,777
Distributions to shareholders
Net investment income
Class A	(70,377,466)	(146,368,923)
Class B	(54,982)	(164,148)
Class C	(1,773,160)	(3,666,007)
Class R4	(32,362)	(30,965)
Class R5	(7,443)	(2,624)
Class Z	(12,969,473)	(26,565,323)
Total distributions to shareholders	(85,214,886)	(176,797,990)
Increase (decrease) in net assets from capital stock activity	3,775,797	(456,194,559)
Total increase (decrease) in net assets	134,913,235	(329,548,772)
Net assets at beginning of period	3,981,283,166	4,310,831,938
Net assets at end of period	$4,116,196,401	$3,981,283,166
Undistributed net investment income	$19,032,769	$18,789,073

(a) Class R5 shares are for the period from December 11, 2013 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,803,476	67,447,797	6,427,346	87,089,242
Distributions reinvested	4,082,493	57,412,770	8,768,016	118,551,845
Redemptions	(11,346,571)	(159,125,805)	(40,533,666)	(544,036,422)
Net decrease	(2,460,602)	(34,265,238)	(25,338,304)	(338,395,335)
Class B shares
Subscriptions	6,471	90,419	3,698	50,836
Distributions reinvested	3,323	46,659	10,394	140,071
Redemptions(b)	(61,760)	(867,933)	(201,463)	(2,711,432)
Net decrease	(51,966)	(730,855)	(187,371)	(2,520,525)
Class C shares
Subscriptions	605,603	8,491,121	679,353	9,253,314
Distributions reinvested	103,134	1,449,302	219,288	2,962,618
Redemptions	(362,683)	(5,081,132)	(2,073,103)	(27,750,794)
Net increase (decrease)	346,054	4,859,291	(1,174,462)	(15,534,862)
Class R4 shares
Subscriptions	24,625	343,761	92,894	1,256,619
Distributions reinvested	2,286	32,132	2,250	30,732
Redemptions	(18,069)	(253,946)	(5,956)	(80,637)
Net increase	8,842	121,947	89,188	1,206,714
Class R5 shares
Subscriptions	3,315	47,018	22,473	309,657
Distributions reinvested	513	7,210	176	2,434
Redemptions	—	—	(76)	(1,053)
Net increase	3,828	54,228	22,573	311,038
Class Z shares
Subscriptions	4,008,045	56,330,275	2,584,409	35,044,075
Distributions reinvested	338,541	4,761,491	651,192	8,808,391
Redemptions	(1,951,534)	(27,355,342)	(10,851,508)	(145,114,055)
Net increase (decrease)	2,395,052	33,736,424	(7,615,907)	(101,261,589)
Total net increase (decrease)	241,208	3,775,797	(34,204,283)	(456,194,559)

(a) Class R5 shares are based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.82		$13.38		$14.27		$13.43		$13.13		$13.05		$11.95
Income from investment operations:
Net investment income	0.30		0.60		0.57		0.39		0.58		0.59		0.60
Net realized and unrealized gain (loss)	0.46		0.43		(0.89)		0.83		0.31		0.08		1.09
Total from investment operations	0.76		1.03		(0.32)		1.22		0.89		0.67		1.69
Less distributions to shareholders:
Net investment income	(0.30)		(0.59)		(0.57)		(0.38)		(0.59)		(0.59)		(0.59)
Total distributions to shareholders	(0.30)		(0.59)		(0.57)		(0.38)		(0.59)		(0.59)		(0.59)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$14.28		$13.82		$13.38		$14.27		$13.43		$13.13		$13.05
Total return	5.52%		7.89%		(2.42%)		9.18%		7.00%		5.12%		14.42%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)(e)	0.77	%(e)	0.76	%(e)	0.76	%(d)(e)	0.76	%(e)	0.80	%(e)	0.80	%(e)
Total net expenses(f)	0.77	%(d)(e)	0.77	%(e)(g)	0.76	%(e)(g)	0.76	%(d)(e)(g)	0.75	%(e)(g)	0.80	%(e)(g)	0.80	%(e)(g)
Net investment income	4.22	%(d)	4.44%		4.02%		4.17	%(d)	4.41%		4.43%		4.73%
Supplemental data
Net assets, end of period (in thousands)	$3,388,564		$3,314,256		$3,546,639		$3,848,957		$3,708,744		$1,305,921		$1,362,545
Portfolio turnover	5%		10%		8%		5%		11%		11%		12%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.81		$13.37		$14.26		$13.42		$13.13		$13.05		$11.95
Income from investment operations:
Net investment income	0.24		0.50		0.46		0.32		0.48		0.49		0.50
Net realized and unrealized gain (loss)	0.46		0.43		(0.89)		0.84		0.30		0.08		1.10
Total from investment operations	0.70		0.93		(0.43)		1.16		0.78		0.57		1.60
Less distributions to shareholders:
Net investment income	(0.24)		(0.49)		(0.46)		(0.32)		(0.49)		(0.49)		(0.50)
Total distributions to shareholders	(0.24)		(0.49)		(0.46)		(0.32)		(0.49)		(0.49)		(0.50)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$14.27		$13.81		$13.37		$14.26		$13.42		$13.13		$13.05
Total return	5.13%		7.09%		(3.15%)		8.68%		6.12%		4.34%		13.57%
Ratios to average net assets(c)
Total gross expenses	1.52	%(d)(e)	1.52	%(e)	1.51	%(e)	1.51	%(d)(e)	1.51	%(e)	1.55	%(e)	1.55	%(e)
Total net expenses(f)	1.52	%(d)(e)	1.52	%(e)(g)	1.51	%(e)(g)	1.51	%(d)(e)(g)	1.50	%(e)(g)	1.55	%(e)(g)	1.55	%(e)(g)
Net investment income	3.47	%(d)	3.69%		3.26%		3.41	%(d)	3.65%		3.69%		4.00%
Supplemental data
Net assets, end of period (in thousands)	$2,815		$3,442		$5,836		$9,008		$12,630		$6,817		$12,775
Portfolio turnover	5%		10%		8%		5%		11%		11%		12%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.82		$13.37		$14.26		$13.43		$13.13		$13.05		$11.95
Income from investment operations:
Net investment income	0.26		0.54		0.49		0.33		0.50		0.51		0.52
Net realized and unrealized gain (loss)	0.45		0.44		(0.89)		0.83		0.31		0.08		1.09
Total from investment operations	0.71		0.98		(0.40)		1.16		0.81		0.59		1.61
Less distributions to shareholders:
Net investment income	(0.26)		(0.53)		(0.49)		(0.33)		(0.51)		(0.51)		(0.51)
Total distributions to shareholders	(0.26)		(0.53)		(0.49)		(0.33)		(0.51)		(0.51)		(0.51)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$14.27		$13.82		$13.37		$14.26		$13.43		$13.13		$13.05
Total return	5.18%		7.48%		(2.97%)		8.70%		6.36%		4.49%		13.74%
Ratios to average net assets(c)
Total gross expenses	1.52	%(d)(e)	1.52	%(e)	1.51	%(e)	1.51	%(d)(e)	1.52	%(e)	1.55	%(e)	1.55	%(e)
Total net expenses(f)	1.29	%(d)(e)	1.22	%(e)(g)	1.31	%(e)(g)	1.36	%(d)(e)(g)	1.36	%(e)(g)	1.40	%(e)(g)	1.40	%(e)(g)
Net investment income	3.70	%(d)	3.99%		3.47%		3.57	%(d)	3.82%		3.83%		4.11%
Supplemental data
Net assets, end of period (in thousands)	$100,689		$92,689		$105,414		$93,117		$81,742		$37,377		$34,079
Portfolio turnover	5%		10%		8%		5%		11%		11%		12%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$13.82		$13.37		$14.23
Income from investment operations:
Net investment income	0.31		0.63		0.22
Net realized and unrealized gain (loss)	0.45		0.44		(0.86)
Total from investment operations	0.76		1.07		(0.64)
Less distributions to shareholders:
Net investment income	(0.31)		(0.62)		(0.22)
Total distributions to shareholders	(0.31)		(0.62)		(0.22)
Net asset value, end of period	$14.27		$13.82		$13.37
Total return	5.55%		8.18%		(4.56%)
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)(d)	0.57	%(d)	0.56	%(c)(d)
Total net expenses(e)	0.57	%(c)(d)	0.57	%(d)(f)	0.56	%(c)(d)(f)
Net investment income	4.42	%(c)	4.63%		4.39	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,511		$1,340		$104
Portfolio turnover	5%		10%		8%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$13.82		$13.27
Income from investment operations:
Net investment income	0.32		0.41
Net realized and unrealized gain	0.45		0.54
Total from investment operations	0.77		0.95
Less distributions to shareholders:
Net investment income	(0.31)		(0.40)
Total distributions to shareholders	(0.31)		(0.40)
Net asset value, end of period	$14.28		$13.82
Total return	5.66%		7.24%
Ratios to average net assets(b)
Total gross expenses	0.50	%(c)(d)	0.51	%(c)(d)
Total net expenses(e)	0.50	%(c)(d)	0.51	%(c)(d)
Net investment income	4.49	%(c)	4.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$377		$312
Portfolio turnover	5%		10%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.82		$13.38		$14.27		$13.43		$13.13		$13.05		$11.95
Income from investment operations:
Net investment income	0.31		0.63		0.60		0.41		0.61		0.62		0.62
Net realized and unrealized gain (loss)	0.46		0.43		(0.90)		0.83		0.30		0.07		1.10
Total from investment operations	0.77		1.06		(0.30)		1.24		0.91		0.69		1.72
Less distributions to shareholders:
Net investment income	(0.31)		(0.62)		(0.59)		(0.40)		(0.61)		(0.61)		(0.62)
Total distributions to shareholders	(0.31)		(0.62)		(0.59)		(0.40)		(0.61)		(0.61)		(0.62)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$14.28		$13.82		$13.38		$14.27		$13.43		$13.13		$13.05
Total return	5.63%		8.10%		(2.22%)		9.32%		7.16%		5.33%		14.64%
Ratios to average net assets(c)
Total gross expenses	0.57	%(d)(e)	0.57	%(e)	0.56	%(e)	0.56	%(d)(e)	0.59	%(e)	0.60	%(e)	0.60	%(e)
Total net expenses(f)	0.57	%(d)(e)	0.57	%(e)(g)	0.56	%(e)(g)	0.56	%(d)(e)(g)	0.56	%(e)(g)	0.60	%(e)(g)	0.60	%(e)(g)
Net investment income	4.42	%(d)	4.63%		4.21%		4.37	%(d)	4.68%		4.63%		4.93%
Supplemental data
Net assets, end of period (in thousands)	$622,241		$569,243		$652,839		$780,836		$716,844		$793,302		$833,847
Portfolio turnover	5%		10%		8%		5%		11%		11%		12%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Effective February 19, 2015, Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a CDSC of 0.75% on certain investments of $500,000 or more if redeemed within 12 months of purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2015 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2015, the average value of short-term floating rate notes outstanding was $12,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes was 0.57%.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.37% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.12
Class C	0.12
Class R4	0.12
Class R5	0.05
Class Z	0.12

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2015, the Fund's total potential future obligation over the life of the Guaranty is $467,201. The liability remaining at January 31, 2015 for non-recurring charges associated with the lease amounted to $271,868 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Effective December 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to December 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $993,847 for Class A, $204 for Class B, and $2,362 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	0.80%	0.81%
Class B	1.55	1.56
Class C	1.55	1.56
Class R4	0.60	0.61
Class R5	0.56	0.57
Class Z	0.60	0.61

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $3,715,405,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$490,559,000
Unrealized depreciation	(32,777,000)
Net unrealized appreciation	$457,782,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	49,408,912
2017	1,455,576
2018	6,621,391
2019	14,381,427
Total	71,867,306

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $11,703,816 at July 31, 2014 as arising on August 1.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $321,894,491 and $202,107,918, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At January 31, 2015, one unaffiliated shareholder of record owned 10.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

To the extent that the Fund concentrates its investments in the municipal securities issued by a particular state(s) and political sub-divisions of the state(s), the Fund will be particularly affected by political and economic conditions and developments in such state(s) in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased

Semiannual Report 2015

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

Columbia Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR233_07_E01_(03/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015